united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

Balter European L/S Small Cap Fund

Institutional Class

BESMX

Investor Class

BESRX

Balter Invenomic Fund

Institutional Class

BIVIX

Investor Class

BIVRX

Balter L/S Small Cap Equity Fund

Institutional Class

BEQIX

Investor Class

BEQRX

Semi-Annual Report

April 30, 2018

1-844-322-8112

www.balterliquidalts.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

The Balter L/S Small Cap Equity Fund returned +3.76% for the 6-month period ending April 30, 2018, compared to +1.46% for the Morningstar Long/Short Equity Category Average and +3.27% for the Russell 2000 Index. During this period, the Fund averaged 74.9% long and -24.9% short, resulting in average net exposure of 50.0% and average gross exposure of 99.8%. The Fund returned +9.80% for the 12-month period ending April 30, 2018, compared to +5.82% for the Morningstar Long/Short Equity Category Average and +11.54% for the Russell 2000 Index. During this 12-month period, the Fund averaged 75.5% long, and -25.5% short resulting in average net exposure of 50.0% and average gross exposure of 101.0%. For the 3-year period ending April 30, 2018, the Fund has annualized returns of +7.38% compared to +2.61% for the Morningstar Long/Short Equity Category Average and +9.64% for the Russell 2000 Index.

The Balter European L/S Small Cap Equity Fund returned +3.20% for the 6-month period ending April 30, 2018, compared to +1.46% for the Morningstar Long/Short Equity Category Average and +5.64% for the MSCI Europe Small Cap Index. During this period, the Fund averaged 71.6% long and -16.5% short, resulting in average net exposure of 55.1% and average gross exposure of 88.1%. The Fund returned +11.31% for the 12-month period ending April 30, 2018, compared to +5.82% for the Morningstar Long/Short Equity Category Average and +19.35% for the MSCI Europe Small Cap Index. During this period, the Fund averaged 76.9% long and -15.1% short, resulting in average net exposure of 61.8% and average gross exposure of 92.0%. Since inception, the Fund has annualized returns of +10.05% compared to +1.78% for the Morningstar Long/Short Equity Category Average and +4.81% for the MSCI Europe Small Cap Index.

The Balter Invenomic Fund returned +10.13% for the 6-month period ending April 30, 2018, compared to +2.72% for the Morningstar Long/Short Equity Category and +3.79% for the Russell 3000 Index. During this period, the Fund averaged 94.5% long and -70.9% short, resulting in average net exposure of 23.6% and average gross exposure of 165.4%. Since inception, the Fund has annualized returns of +12.55% compared to +4.64% for the Morningstar Long/Short Equity Category Average and +9.74% for the Russell 3000 Index.

Don’t look now, but we believe there are signs that active management may be coming back into favor. We are seeing good performance across all of our strategies even though they are focused on different areas of the capital markets. The one thing they have in common is that they all employ active strategies to invest in equity markets. Below we have identified three reasons why we believe active management’s time may be now:

A Decline in Central Bank Stimulus

Intervention from the Federal Reserve after the financial crisis in 2008 provided one of the greatest tailwinds to equity markets in history. The market rally that followed was indiscriminate as it rewarded all qualities of equities similarly. Now that QE is behind us, we expect that there will be greater dispersion between good companies and bad companies which would be good news for long/short equity strategies.

Rising Volatility

As volatility rises, there should be a dislocation in asset prices from their intrinsic value. Market volatility measured by the CBOE Volatility Index (VIX) has been hovering near all-time lows but has seen a spike in early 2018. Markets with mispriced assets are ideal for long/short equity investing as profits can potentially be made from both longs and shorts.

Inflation Risk

We have been in a disinflationary environment since the financial crisis, but signs of rising inflation are becoming more present. A tight labor market, geopolitical concerns and a tight labor market are all potential issues that could lead to rising inflation. Inflation would cause real issues for the fixed income markets, which almost certainly would spill over to the equity markets. This would create challenges and headwinds for companies that long/short equity managers could take advantage of.

We believe the easy money from chasing beta is behind us and that the market environment is going to be increasingly more difficult to navigate over the coming years. In our opinion, actively managed strategies that can invest both long and short stand the best chance.

Sincerely,

Brad Balter, CFA	Jay Warner, CFA	Ben Deschaine, CAIA

CEO, Portfolio Manager	Portfolio Manager	CIO, Portfolio Manager

The Russell 2000 is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. Both indices are a registered trademark of Russell Investment Group.

The Morningstar Long-Short Equity Category is an average monthly return of all funds in the Morningstar Long-Short Equity Category, including the Funds. The Long-Short Category contains a universe of funds with similar investment objectives and investment style, as defined by Morningstar.

The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets (DM) countries in Europe. With 942 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe.

The indices are shown for informational purposes only, are not reflective of any investment, nor are they professionally managed.

4652-NLD-6/5/2018

Balter European L/S Small Cap Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The fund’s performance figures* for the periods ended April 30, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception **	Since Inception ***
Balter European L/S Small Cap Fund Investor Class	3.12%	11.12%	N/A	8.22%	N/A
Balter European L/S Small Cap Fund Institutional Class	3.20%	11.31%	9.10%	N/A	10.05%
MSCI Europe Small Cap Index (a)	5.64%	19.35%	12.42%	13.46%	4.81%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2018 is 2.75% and 3.05% for the Institutional Class and Investor Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 30, 2015.

***	Inception date is October 31, 2007. Performance data for Institutional Class shares includes the Fund’s predecessor hedge fund.

(a)	The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets countries in Europe. With 918 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Retail	7.6%
Engineering & Construction	6.0%
Building Materials	3.8%
Telecommunications	3.7%
Transportation	3.6%
Computers	3.2%
Distribution/Wholesale	2.2%
Metal Fabricate/Hardware	2.1%
Internet	2.1%
Money Market	34.0%
Other Assets Less Liabilities	31.7%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter Invenomic Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The fund’s performance figures* for the periods ended April 30, 2018, compared to its benchmark:

		Annualized
	Six Month	Since Inception **
Balter Invenomic Fund Investor Class	9.94%	12.25%
Balter Invenomic Fund Institutional Class	10.13%	12.55%
Russell 3000 Total Return Index (a)	3.79%	9.74%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2018 as amended March 16, 2018 are 3.09% and 3.39% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is June 19, 2017

(a)	The Russell 3000 Total Return Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Telecommunications	12.0%
Food	9.4%
Pharmaceuticals	6.9%
Commercial Services	6.4%
Software	5.3%
Media	4.7%
Internet	4.4%
Advertising	3.5%
Computers	3.4%
Money Market Fund	12.9%
Other Assets Less Liabilities	31.1%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter L/S Small Cap Equity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The fund’s performance figures* for the periods ended April 30, 2018, compared to its benchmarks:

			Annualized	Annualized
	Six Month	One Year	Since Inception **	Since Inception ***
Balter L/S Small Cap Equity Fund Investor Class	N/A	N/A	5.31%	N/A
Balter L/S Small Cap Equity Fund Institutional Class	3.76%	9.80%	N/A	5.70%
Russell 2000 Total Return (a)	3.27%	11.54%	5.42%	8.18%
HFRX Equity Hedge Index (b)	2.85%	7.30%	3.48%	10.04%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2018 is 2.60% and 2.95% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is November 14, 2017.

***	Inception date is December 31, 2013.

(a)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The HFRX Equity Hedge Index seeks to replicate equity hedge strategies that maintain positions, both long and short, primarily equity and equity derivative securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Software	10.0%
Healthcare-Products	6.5%
Transportation	5.2%
Building Materials	4.0%
Banks	3.9%
Retail	3.8%
Commercial Services	3.8%
Internet	3.2%
Diversified Financial Services	3.1%
Money Market Fund	18.0%
Other Assets Less Liabilities	38.5%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 56.9%
	ADVERTISING - 2.0%
50,931	JCDecaux SA	$1,822,662

	AUTO PARTS & EQUIPMENT - 2.1%
265,445	KTM Industries AG*	1,887,800

	BANKS - 1.9%
2,922,177	Liberbank SA * ^	1,677,729

	BUILDING MATERIALS - 3.8%
15,983	Imerys SA ^	1,459,886
33,550	Rhi Magnesita NV	1,979,641
		3,439,527
	CHEMICALS - 1.5%
44,360	K+S AG	1,308,272

	COMMERCIAL SERVICES - 1.6%
87,020	Evotec AG *	1,415,677

	COMPUTERS - 3.2%
57,942	Solutions 30 SE * ^	2,877,227

	DISTRIBUTION/WHOLESALE - 2.2%
275,340	Fourlis Holdings SA *	1,962,728

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
86,022	Burford Capital Ltd. ^	1,706,148

	ENGINEERING & CONSTRUCTION - 6.0%
22,802	Acciona SA ^	1,912,478
136,268	Lehto Group Oyj ^	1,870,299
72,942	SIF Holding NV	1,649,766
		5,432,543
	HEALTHCARE - PRODUCTS - 1.5%
219,778	MagForce AG *	1,375,475

	INSURANCE - 1.9%
120,338	FBD Holdings PLC	1,722,900

	INTERNET - 2.1%
36,440	Scout24 AG	1,890,511

	INVESTMENT COMPANIES - 0.4%
220,000	Stirling Industries PLC *	306,047

	MACHINERY - DIVERSIFIED - 1.8%
61,271	SAES Getters SpA	1,658,219

	METAL FABRICATE/HARDWARE - 2.1%
318,315	Vallourec SA * ^	1,922,941

	PACKAGING AND CONTAINERS - 1.8%
145,844	Metsa Board OYJ ^	1,640,503

	PHARMACEUTICALS - 1.6%
44,633	Almirall SA	557,051
111,582	Eco Animal Health Group PLC	889,851
		1,446,902
	PRIVATE EQUITY - 0.8%
6,869	MBB SE	739,452

	REIT - 1.8%
175,675	Immobiliare Grande Distribuzione SIIQ SpA	1,647,701

	RETAIL - 7.6%
246,635	Applegreen PLC	1,919,321
531,509	City Pub Group PLC *	1,365,319
79,609	Fila SpA	1,679,366
17,804	Fnac Darty SA * ^	1,914,461
		6,878,467
	TELECOMMUNICATIONS - 3.7%
130,004	Hellenic Telecommunications Organization SA	1,892,704
118,760	ICE Group AS *	1,452,794
		3,345,498
	TRANSPORTATION - 3.6%
33,762	Construcciones y Auxiliar de Ferrocarriles SA ^	1,623,492
110,597	Goodbulk Ltd. *	1,656,656
		3,280,148

	TOTAL COMMON STOCK (Cost - $47,018,632)	51,385,077

	SHORT-TERM INVESTMENT - 34.0%
	MONEY MARKET FUND - 34.0%
30,751,080	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.58% **	30,751,080
	TOTAL SHORT-TERM INVESTMENT (Cost - $30,751,080)

	TOTAL INVESTMENTS - 90.9% (Cost - $77,769,712) (a)	$82,136,157
	SECURITIES SOLD SHORT - (22.3)% (Proceeds - $20,282,536)	(20,131,809)
	OTHER ASSETS LESS LIABILITIES - 31.4%	28,413,029
	NET ASSETS - 100.0%	$90,417,377

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (22.3)%
	AUTO PARTS & EQUIPMENT - (1.5)%
87,831	Brembo SpA	$1,299,938

	BANKS - (1.7)%
124,716	Norwegian Finans Holding ASA *	1,522,541

	BEVERAGES - (1.5)%
163,838	Davide Campari-Milano SpA	1,231,243
9,800	Marie Brizard Wine & Spirits SA *	94,605
		1,325,848
	CHEMICALS - (1.3)%
21,372	Fuchs Petrolub SE	1,150,096

	DIVERSIFIED FINANCIAL SERVICES - (2.5)%
23,346	Avanza Bank Holding AB	1,102,279
21,392	Leonteq AG *	1,195,048
		2,297,327
	ELECTRICAL COMPONENTS & EQUIPMENT - (1.4)%
20,333	Leoni AG	1,278,923

	ENTERTAINMENT - (1.5)%
375,159	Cineworld Group PLC	1,345,553

	FOOD - (1.9)%
259,155	Devro PLC	758,513
31,841	ICA Gruppen AB	992,414
		1,750,927
	FOREST PRODUCTS & PAPER - (1.5)%
174,854	Ence Energia y Celulosa SA	1,356,280

	HOLDING COMPANIES - DIVERSIFIED - (1.3)%
234,363	Bollore SA	1,166,042

	LEISURE TIME - (1.1)%
380,194	Piaggio & C SpA	1,001,384

	PACKAGING & CONTAINERS - (1.2)%
13,652	Gerresheimer AG	1,115,018

	SEMICONDUCTORS - (0.9)%
134,432	Nordic Semiconductor ASA	850,782

	TELECOMMUNICATIONS - (1.5)%
7,189	u-blox Holding AG	1,318,843

	TEXTILES - (0.6)%
47,586	Victoria PLC	536,139

	TRANSPORTATION - (0.9)%
242,854	Stobart Group Ltd.	816,168

	TOTAL SECURITIES SOLD SHORT (Proceeds - $20,282,536)	20,131,809

PLC - Public Limited Company

*	Non-income producing security.

^	All or a portion of these securities are held as collateral for securities sold short.

**	Money market fund; interest rate reflects effective yield on April 30, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,542,151 including securities sold short, excluding foreign currency contracts and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,325,450
Unrealized depreciation	(1,863,253)
Net unrealized appreciation	$4,462,197

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Swedish Krona	5/17/2018	Goldman Sachs	18,871,277	$2,161,296	$(86,834)
Swiss Franc	5/17/2018	Goldman Sachs	586,520	593,377	(16,392)
				$2,754,673	$(103,226)
To Sell:
British Pound	5/17/2018	Goldman Sachs	4,927,951	$6,793,096	$267,929
Euro	5/17/2018	Goldman Sachs	25,767,782	31,173,066	697,712
Norwegian Krone	5/18/2018	Goldman Sachs	13,214,234	1,650,527	52,419
				$39,616,689	$1,018,060

See accompanying notes to financial statements.

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 94.1%
	ADVERTISING - 3.5%
520,046	EVINE Live, Inc. * +	$603,253
8,031	Omnicom Group, Inc. +	591,563
6,842	WPP PLC - ADR +	585,812
		1,780,628
	AEROSPACE/DEFENSE - 0.4%
3,069	Esterline Technologies Corp. * +	220,508

	AGRICULTURE - 0.7%
7,394	Universal Corp. +	347,888

	AUTO PARTS & EQUIPMENT - 1.0%
2,768	Cooper Tire & Rubber Co.	67,678
10,127	Horizon Global Corp. *	75,649
1,184	Lear Corp. +	221,372
3,313	Tenneco, Inc. +	148,058
		512,757
	BANKS - 0.9%
1,838	Goldman Sachs Group, Inc. +	438,051

	BIOTECHNOLOGY - 3.1%
58,112	AMAG Pharmaceuticals, Inc. * +	1,194,202
2,487	Celgene Corp. * +	216,618
12,254	Iovance Biotherapeutics, Inc. * +	177,683
		1,588,503
	BUILDING MATERIALS - 0.5%
4,003	Owens Corning	262,156

	CHEMICALS - 1.1%
5,664	Eastman Chemical Co. +	578,181

	COMMERCIAL SERVICES - 6.4%
3,618	Alarm.com Holdings, Inc. *	146,095
41,794	AstroNova, Inc. +	746,023
50,362	Atento SA +	377,715
2,236	Deluxe Corp.	153,255
20,173	EVERTEC, Inc.	368,157
6,958	Resources Connection, Inc. +	108,893
16,528	RR Donnelley & Sons Co. +	139,662
12,532	ServiceMaster Global Holdings, Inc. * +	634,119
22,712	TrueBlue, Inc. * +	605,275
		3,279,194
	COMPUTERS - 3.4%
20,033	Agilysys, Inc. * +	235,989
10,823	Cognizant Technology Solutions Corp. +	885,538
4,232	Dell Technologies, Inc. * +	303,731
7,581	Teradata Corp. * +	310,215
		1,735,473
	DISTRIBUTION/WHOLESALE - 3.2%
69,030	Houston Wire & Cable Co. +	497,016
13,473	ScanSource, Inc. * +	462,124
11,375	WESCO International, Inc. * +	677,381
		1,636,521
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
387	Diamond Hill Investment Group, Inc.	75,628
10,814	GoldMoney, Inc. *	27,837
50,504	Waddell & Reed Financial, Inc. +	1,022,201
		1,125,666
	ELECTRONICS - 3.1%
4,225	Avnet, Inc. +	165,747
66,333	Celestica, Inc. * +	762,829
3,156	TE Connectivity Ltd. +	289,563
4,754	Tech Data Corp. * +	362,492
		1,580,631
	ENGINEERING & CONSTRUCTION - 0.6%
18,210	KBR, Inc. +	303,925

	ENTERTAINMENT - 2.0%
16,078	SeaWorld Entertainment, Inc. +	242,617
15,337	Speedway Motorsports, Inc. +	270,698
16,732	Stars Group, Inc. * +	521,202
		1,034,517
	ENVIRONMENTAL CONTROL - 1.2%
22,597	CECO Environmental Corp.	106,206
35,909	Covanta Holding Corp. +	535,044
		641,250
	FOOD - 9.4%
20,892	Campbell Soup Co. +	851,976
27,833	High Liner Foods, Inc. +	238,826
15,505	Kroger Co. +	390,571
53,972	Nomad Foods Ltd. * +	889,998
4,309	TreeHouse Foods, Inc. * +	165,896
22,651	United Natural Foods, Inc. * +	1,019,748
36,352	US Foods Holding Corp. * +	1,242,511
		4,799,526
	HEALTHCARE-SERVICES - 2.6%
13,295	Civitas Solutions, Inc. * +	189,454
11,951	HCA Healthcare, Inc. * +	1,144,189
		1,333,643
	HOLDING COMPANIES DIVERSIFIED - 0.5%
14,037	Steel Partners Holdings LP * +	235,822

	HOME FURNISHINGS- 1.0%
3,422	Whirlpool Corp.	530,239

See accompanying notes to financial statements.

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares	Fair Value
COMMON STOCK (Continued) - 94.1%
INTERNET - 4.4%
12,193	eBay, Inc. *	$461,871
2,321	F5 Networks, Inc. *	378,532
6,203	Facebook, Inc. * +	1,066,916
4,988	NIC, Inc.	74,072
47,897	Pandora Media, Inc. * +	268,702
2,250,093
IRON & STEEL - 1.4%
7,894	Reliance Steel & Aluminum Co. +	694,040

MACHINERY - DIVERSIFIED - 0.9%
5,485	Hurco Cos., Inc. +	242,437
35,182	Xerium Technologies, Inc. *	230,442
472,879
MEDIA - 4.7%
13,881	Comcast Corp. +	435,725
46,351	Discovery, Inc. * +	1,029,919
4,102	Liberty Media Corp. * +	90,408
41,072	MSG Networks, Inc. * +	841,976
2,398,028
PACKAGING & CONTAINERS - 3.1%
48,663	Ardagh Group SA +	988,832
41,325	Graphic Packaging Holding Co. +	590,947
1,579,779
PHARMACEUTICALS - 6.9%
8,002	AmerisourceBergen Corp. +	724,821
65,504	Antares Pharma, Inc. * +	153,279
9,057	CVS Health Corp. +	632,450
8,266	McKesson Corp. +	1,291,232
13,647	Paratek Pharmaceuticals, Inc. *	146,023
4,760	Prestige Brands Holdings, Inc. *	140,134
23,911	Valeant Pharmaceuticals International, Inc. * +	432,072
3,520,011
REITS - 2.3%
38,444	Industrial Logistics Properties Trust * +	788,871
16,764	Tanger Factory Outlet Centers, Inc. +	367,970
1,156,841
RETAIL - 3.1%
1,956	Asbury Automotive Group, Inc. * +	131,150
16,090	Ascena Retail Group, Inc. * +	35,720
18,089	Gap, Inc.	528,922
2,249	Group 1 Automotive, Inc.	146,972
33,768	Michaels Cos., Inc. * +	628,760
5,942	Sonic Automotive, Inc.	117,652
1,589,176
SEMICONDUCTORS - 2.2%
4,572	Intel Corp. +	236,007
92,708	O2Micro International Ltd. - ADR * +	127,937
15,399	QUALCOMM, Inc. +	785,503
1,149,447
SOFTWARE - 5.3%
2,437	CSG Systems International, Inc. +	104,279
14,032	Donnelley Financial Solutions, Inc. * +	258,189
3,175	j2 Global, Inc. +	252,031
7,134	Microsoft Corp. +	667,172
5,659	MicroStrategy, Inc. * +	721,296
15,521	Oracle Corp. +	708,844
2,711,811
TELECOMMUNICATION - 12.0%
35,824	ARRIS International PLC * +	967,248
13,717	CenturyLink, Inc. +	254,862
19,219	Cisco Systems, Inc. +	851,210
21,404	Comtech Telecommunications Corp. +	654,748
22,243	Finisar Corp. * +	346,546
75,596	Iridium Communications, Inc. * +	899,592
15,531	Juniper Networks, Inc. +	381,907
8,748	Liberty Latin America Ltd. * +	157,989
5,559	Telephone & Data Systems, Inc. +	151,927
26,300	Verizon Communications, Inc. +	1,297,905
2,374	ViaSat, Inc. *	151,889
6,115,823
TRANSPORTATION & LOGISTICS - 1.0%
18,895	Roadrunner Transportation Systems, Inc. *	40,624
4,085	United Parcel Service, Inc. +	463,647
504,271

TOTAL COMMON STOCK (Cost - $46,567,030)	48,107,278

Option
Contracts	Counterparty	Notional	Expiration Date	Exercise Price
OPTIONS PURCHASED - 0.2%
CALL OPTIONS PURCHASED - 0.2% **
123	Campbell Soup Co.	Goldman Sachs	$615,000	5/18/2018	$50.00	615
736	Campbell Soup Co.	Goldman Sachs	3,864,000	5/18/2018	$52.50	3,680
43	Campbell Soup Co.	Goldman Sachs	215,000	1/18/2019	$50.00	2,795
50	Valeant Pharmaceuticals International, Inc.	Goldman Sachs	50,000	1/17/2020	$10.00	48,125
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	$105.00	22,035
TOTAL OPTIONS PURCHASED (Cost - $110,366)	77,250

Shares
SHORT-TERM INVESTMENTS - 12.9%
MONEY MARKET FUND - 12.9%
3,303,233	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.58% ^	3,303,233
3,303,233	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.61% ^	3,303,233
TOTAL SHORT-TERM INVESTMENT (Cost - $6,606,466)	6,606,466

TOTAL INVESTMENTS - 107.2% (Cost - $53,283,862) (a)	$54,790,994
CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $65,638)	(46,215)
SECURITIES SOLD SHORT - (71.2)% (Proceeds - $35,794,806)	(36,369,614)
OTHER ASSETS LESS LIABILITIES - 64.1%	32,727,718
NET ASSETS - 100.0%	$51,102,883

See accompanying notes to financial statements.

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS WRITTEN - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)% **
27	Accelerate Diagnostics, Inc.	Goldman Sachs	$40,500	5/18/2018	$15.00	$19,440
51	Accelerate Diagnostics, Inc.	Goldman Sachs	89,250	8/17/2018	$17.50	26,775
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $65,638)					46,215

Shares
	SECURITIES SOLD SHORT - (71.2)%
	AGRICULTURE - (0.6)%
5,142	Cadiz, Inc. *					69,160
13,187	Vector Group Ltd.					257,147
						326,307
	APPAREL - (0.9)%
11,752	Canada Goose Holdings, Inc. *					435,764

	AUTO MANUFACTURERS - (0.8)%
1,381	Tesla, Inc. *					405,876

	AUTO PARTS & EQUIPMENT - (0.9)%
3,925	Dorman Products, Inc. *					252,221
10,020	Motorcar Parts of America, Inc. *					190,781
						443,002
	BANKS - (0.8)%
4,556	First Financial Bankshares, Inc.					225,750
3,077	Westamerica Bancorporation					171,727
						397,477
	BEVERAGES - (0.8)%
6,924	Farmer Brothers Co. *					196,295
1,888	MGP Ingredients, Inc.					180,852
						377,147
	BIOTECHNOLOGY - (4.2)%
3,205	Assembly Biosciences, Inc. *					139,353
10,000	Calyxt, Inc. *					168,100
4,524	Cambrex Corp. *					239,546
4,931	Emergent BioSolutions, Inc. *					255,722
9,706	Exact Sciences Corp. *					485,397
526	Illumina, Inc. *					126,729
9,438	Intrexon Corp. *					171,583
4,852	Ionis Pharmaceuticals, Inc. *					208,782
29,563	NeoGenomics, Inc. *					283,214
879	Puma Biotechnology, Inc. *					56,036
						2,134,462
	BUILDING MATERIALS - (1.8)%
4,063	AAON, Inc.					138,142
7,473	Cree, Inc. *					278,892
5,352	JELD-WEN Holding, Inc. *					150,445
967	Patrick Industries, Inc. *					55,022
10,697	PGT Innovations, Inc. *					186,663
1,014	Trex Co., Inc. *					105,334
						914,498
	CHEMICALS - (0.4)%
11,373	AgroFresh Solutions, Inc. *					78,701
797	Quaker Chemical Corp.					117,151
						195,852
	COMMERCIAL SERVICES - (2.4)%
4,888	Brink’s Co.					360,734
1,635	Cimpress NV *					235,129
3,530	Ennis, Inc.					63,187
4,019	Herc Holdings, Inc. *					211,600
711	LendingTree, Inc. *					169,502
5,505	TAL Education Group - ADR *					200,492
						1,240,644
	COMPUTERS - (2.2)%
3,941	Globant SA *					177,384
4,502	Mercury Systems, Inc. *					144,424
2,731	Nutanix, Inc. *					138,161
11,546	Pure Storage, Inc. *					233,576
16,659	Vocera Communications, Inc. *					417,641
						1,111,186
	DISTRIBUTION/WHOLESALE - (1.7)%
5,978	Core-Mark Holding Co., Inc.					123,207
6,405	SiteOne Landscape Supply, Inc. *					438,743
1,162	WW Grainger, Inc.					326,929
						888,879
	DIVERSIFIED FINANCIAL SERVICES - (1.2)%
1,775	Ellie Mae, Inc. *					171,944
4,799	Greenhill & Co., Inc.					97,420
4,723	Interactive Brokers Group, Inc.					350,447
						619,811
	ELECTRICAL COMPONENTS & EQUIPMENT - (1.5)%
2,160	Advanced Energy Industries, Inc. *					128,628
6,482	Energizer Holdings, Inc.					371,808
1,872	Novanta, Inc. *					110,074
1,282	Universal Display Corp.					112,880
1,774	Vicor Corp. *					63,598
						786,988
	ELECTRONICS - (1.2)%
2,991	Mesa Laboratories, Inc.					503,415
11,868	ZAGG, Inc. *					132,922
						636,337

See accompanying notes to financial statements.

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (71.2)%
	ENERGY - ALTERNATE SOURCES - (0.3)%
2,699	SolarEdge Technologies, Inc. *	$142,102

	ENTERTAINMENT - (0.5)%
3,929	Six Flags Entertainment Corp.	248,470

	ENVIRONMENTAL CONTROL - (0.6)%
10,057	AquaVenture Holdings Ltd. *	147,436
3,630	Clean Harbors, Inc. *	166,254
		313,690
	FOOD - (1.7)%
3,071	Lancaster Colony Corp.	385,687
3,327	Post Holdings, Inc. *	264,729
20,391	SunOpta, Inc. *	137,639
2,994	Tootsie Roll Industries, Inc.	85,479
		873,534
	HEALTHCARE PRODUCTS - (7.6)%
3,989	Accelerate Diagnostics, Inc. *	88,556
9,077	AtriCure, Inc. *	201,782
358	Atrion Corp.	222,712
3,076	BioTelemetry, Inc. *	117,503
4,499	Cardiovascular Systems, Inc. *	102,802
17,367	CryoLife, Inc.	389,889
10,364	Cutera, Inc. *	519,755
5,139	Haemonetics Corp. *	401,048
2,060	ICU Medical, Inc. *	518,502
622	Inogen, Inc. *	87,441
4,864	Invacare Corp.	88,525
10,186	K2M Group Holdings, Inc. *	194,553
2,458	NuVasive, Inc. *	130,790
11,817	OraSure Technologies, Inc. *	209,515
1,067	Penumbra, Inc. *	132,681
17,477	STAAR Surgical Co. *	284,001
26,700	ViewRay, Inc. *	197,046
		3,887,101
	HEALTHCARE SERVICES - (2.0)%
2,685	American Renal Associates Holdings, Inc. *	39,335
692	Chemed Corp.	213,288
10,436	Medpace Holdings, Inc. *	386,028
4,475	US Physical Therapy, Inc. *	408,344
		1,046,995
	HOME BUILDERS - (0.3)%
2,863	Installed Building Products, Inc. *	165,195

	HOME FURNISHINGS - (1.3)%
3,748	iRobot Corp. *	218,733
12,226	Sleep Number Corp. *	346,485
1,903	Tempur Sealy International, Inc.	85,159
		650,377
	INSURANCE - (0.6)%
4,574	RLI Corp.	289,443

	INTERNET - (8.3)%
12,050	ANGI Homeservices, Inc. *	160,988
17,049	Boingo Wireless, Inc. *	399,970
11,107	Carvana Co. *	291,114
15,754	Chegg, Inc. *	365,650
13,724	FireEye, Inc. *	247,718
4,521	HealthStream, Inc. *	104,842
17,710	Lands’ End, Inc. *	342,688
9,040	LINE Corp. - ADR *	326,163
8,578	New Media Investment Group, Inc.	142,223
9,455	Q2 Holdings, Inc. *	465,659
1,525	Shopify, Inc. *	203,786
8,648	Snap, Inc. *	123,926
1,338	Spotify Technology SA *	216,314
2,389	TechTarget, Inc. *	49,811
11,218	TrueCar, Inc. *	111,058
5,208	Tucows, Inc. *	329,406
7,395	Zillow Group, Inc. *	358,584
		4,239,900
	LEISURE TIME - (1.5)%
5,642	Callaway Golf Co.	97,381
1,067	LCI Industries	101,685
15,421	Marine Products Corp.	233,937
2,850	Planet Fitness, Inc. *	114,826
22,854	Town Sports International Holdings, Inc. *	212,542
		760,371
	MACHINERY DIVERSIFIED - (1.1)%
1,620	Kadant, Inc.	149,445
5,398	Tennant Co.	399,452
		548,897
	METAL FABRICATE/HARDWARE - (0.5)%
4,037	Omega Flex, Inc.	263,616

	MINING - (0.3)%
7,905	Century Aluminum Co. *	138,100

	MISCELLANEOUS MANUFACTURING - (0.1)%
4,625	Loop Industries, Inc. *	60,125

	OIL & GAS SERVICES - (0.4)%
1,616	Core Laboratories NV	197,879

See accompanying notes to financial statements.

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (71.2)%
	PHARMACEUTICALS - (2.1)%
5,101	Amphastar Pharmaceuticals, Inc. *	$97,378
3,882	DexCom, Inc. *	284,085
1,505	GW Pharmaceuticals PLC - ADR *	200,030
5,754	Heska Corp. *	469,641
		1,051,134
	REAL ESTATE - (2.3)%
757	HFF, Inc. *	26,601
24,297	Redfin Corp. *	519,956
8,762	RMR Group, Inc.	651,893
		1,198,450
	REITS - (3.2)%
11,107	Acadia Realty Trust	262,125
11,829	Physicians Realty Trust	176,725
1,317	Rayonier, Inc.	48,979
16,395	Rexford Industrial Realty, Inc.	500,867
13,475	Terreno Realty Corp.	500,596
6,605	Urban Edge Properties	135,865
		1,625,157
	RETAIL - (4.2)%
2,727	At Home Group, Inc. *	95,963
7,530	Carrols Restaurant Group, Inc. *	77,559
1,081	Cracker Barrel Old Country Store, Inc.	177,922
2,557	Dave & Buster’s Entertainment, Inc. *	108,647
17,332	Duluth Holdings, Inc. *	300,710
1,070	Genuine Parts Co.	94,502
688	O’Reilly Automotive, Inc. *	176,176
7,983	Shake Shack, Inc. *	380,071
5,545	Urban Outfitters, Inc. *	223,297
34,198	Zoe’s Kitchen, Inc. *	504,420
		2,139,267
	SEMICONDUCTORS - (1.8)%
19,997	Advanced Micro Devices, Inc. *	217,567
3,965	AIXTRON SE *	56,792
21,743	Aquantia Corp. *	256,785
12,784	Axcelis Technologies, Inc. *	281,248
1,903	Nanometrics, Inc. *	47,232
1,311	SMART Global Holdings, Inc. *	51,326
1,401	Ultra Clean Holdings, Inc. *	24,532
		935,482
	SOFTWARE - (6.1)%
3,737	2U, Inc. *	300,791
15,111	ACI Worldwide, Inc. *	351,331
1,491	Alteryx, Inc. *	46,594
3,040	Aspen Technology, Inc. *	266,760
16,532	Box, Inc. *	377,922
85,849	ImageWare Systems, Inc. *	134,783
18,031	Inovalon Holdings, Inc. *	190,227
10,288	MINDBODY, Inc. *	407,919
2,822	Omnicell, Inc. *	121,628
2,832	Progress Software Corp.	104,586
3,374	RealPage, Inc. *	180,509
1,167	Workday, Inc. *	145,688
21,078	Workiva, Inc. *	474,255
		3,102,993
	TELECOMMUNICATION - (1.5)%
13,954	CalAmp Corp. *	275,592
30,429	Extreme Networks, Inc. *	325,590
19,191	ORBCOMM, Inc. *	173,103
		774,285
	TOYS/GAMES/HOBBIES - (0.5)%
7,180	Spin Master Corp. *	269,008

	TRANSPORTATION - (0.3)%
6,264	Echo Global Logistics, Inc. *	171,007

	TRUCKING & LEASING - (0.2)%
1,951	GATX Corp.	127,283

	WATER - (0.5)%
1,837	Connecticut Water Service, Inc.	124,916
3,435	York Water Co.	110,607
		235,523

	SECURITIES SOLD SHORT (Proceeds - $35,794,806)	36,369,614

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

+	All or a portion of the security is held as collateral for written options and securities sold short.

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

^	Money market fund; interest rate reflects effective yield on April 30, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,489,037 including options and securities sold short and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,801,390
Unrealized depreciation	(3,915,262)
Net unrealized appreciation	$886,128

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value
	COMMON STOCK - 81.3%
	AGRICULTURE - 0.4%
8,365	Archer-Daniels-Midland Co. ^	$379,604
4,124	Bunge Ltd. ^	297,877
		677,481
	AUTO PARTS & EQUIPMENT - 0.8%
78,943	Spartan Motors, Inc.	1,409,133

	BANKS - 3.9%
11,787	Ameris Bancorp ^	609,388
126,892	CenterState Bank Corp.	3,677,330
9,230	Columbia Banking System, Inc. ^	371,138
7,445	Independent Bank Group, Inc. ^	531,573
23,220	Pinnacle Financial Partners, Inc.	1,487,241
		6,676,670
	BEVERAGES - 2.6%
212,803	Craft Brew Alliance, Inc. * ^	4,107,098
3,585	MGP Ingredients, Inc. ^	343,407
		4,450,505
	BIOTECHNOLOGY - 0.3%
4,074	Exact Sciences Corp. * ^	203,741
5,211	Myriad Genetics, Inc. * ^	147,419
44,809	RTI Surgical, Inc. * ^	197,160
		548,320
	BUILDING MATERIALS - 4.0%
47,113	Armstrong World Industries, Inc. * ^	2,638,328
176,479	NCI Building Systems, Inc. * ^	3,088,382
27,015	Summit Materials, Inc. * ^	760,202
7,542	US Concrete, Inc. *	440,830
		6,927,742
	CHEMICALS - 1.7%
100,159	Ferro Corp. * ^	2,204,500
4,820	FMC Corp. ^	384,299
13,289	Mosaic Co. ^	358,139
		2,946,938
	COMMERCIAL SERVICES - 3.8%
26,874	AMN Healthcare Services, Inc. * ^	1,796,527
46,094	CRA International, Inc.	2,602,928
4,906	Euronet Worldwide, Inc. * ^	383,208
5,231	Herc Holdings, Inc. * ^	275,412
2,901	Insperity, Inc. ^	232,805
6,292	Korn/Ferry International ^	336,370
21,519	Quanta Services, Inc. * ^	699,367
898	United Rentals, Inc. * ^	134,700
		6,461,317
	COMPUTERS - 2.8%
3,351	CACI International, Inc. * ^	506,169
23,066	Carbonite, Inc. * ^	717,353
10,216	Lumentum Holdings, Inc. * ^	515,397
9,022	Science Applications International Corp. ^	773,997
108,183	USA Technologies, Inc. * ^	946,601
20,516	Varonis Systems, Inc. * ^	1,340,721
		4,800,238
	DISTRIBUTION/WHOLESALE - 2.8%
25,004	Core-Mark Holding Co., Inc.	515,332
13,526	H&E Equipment Services, Inc.	437,566
12,526	HD Supply Holdings, Inc. * ^	484,881
93,941	LKQ Corp. * ^	2,914,050
7,209	WESCO International, Inc. * ^	429,296
		4,781,125
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
2,194	Alliance Data Systems Corp.	445,492
652,815	R1 RCM, Inc. * ^	4,850,415
		5,295,907
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
421	Universal Display Corp. ^	37,069

	ELECTRONICS - 1.5%
16,030	II-VI, Inc. * ^	610,743
18,392	OSI Systems, Inc. * ^	1,177,456
8,118	Plexus Corp. * ^	445,191
3,904	Rogers Corp. *	416,557
		2,649,947
	ENERGY ALTERNATE SOURCES - 0.2%
7,608	SolarEdge Technologies, Inc. * ^	400,561

	ENGINEERING & CONSTRUCTION - 2.8%
26,990	AECOM * ^	929,536
21,013	Argan, Inc. ^	840,520
25,764	Dycom Industries, Inc. *	2,675,849
5,575	Fluor Corp. ^	328,646
		4,774,551
	ENTERTAINMENT - 0.3%
10,357	Scientific Games Corp. ^	552,028

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 81.3%
	ENVIRONMENTAL CONTROL - 1.4%
32,987	Casella Waste Systems, Inc. *	$808,511
23,922	Clean Harbors, Inc. *	1,095,628
10,016	Tetra Tech, Inc. ^	484,774
		2,388,913
	FOOD - 0.9%
6,961	Calavo Growers, Inc. ^	652,246
9,935	Post Holdings, Inc. * ^	790,528
24,872	SunOpta, Inc. * ^	167,886
		1,610,660
	HEALTHCARE - PRODUCTS - 6.5%
9,805	AxoGen, Inc. * ^	390,239
18,710	BioTelemetry, Inc. * ^	714,722
214,180	Bovie Medical Corp. * ^	747,488
79,946	CareDx, Inc. * ^	782,671
121,361	Cerus Corp. * ^	631,077
19,566	CryoLife, Inc. ^	439,257
9,527	Cutera, Inc. * ^	477,779
20,267	Genomic Health, Inc. * ^	643,072
4,246	Globus Medical, Inc. * ^	217,353
545	Inogen, Inc. *	76,616
59,562	Invacare Corp.	1,084,028
7,302	Merit Medical Systems, Inc. * ^	354,147
51,884	MiMedx Group, Inc. * ^	425,968
10,958	Obalon Therapeutics, Inc. *	42,188
15,084	Sientra, Inc. * ^	198,807
40,504	STAAR Surgical Co. * ^	658,190
22,912	STERIS PLC	2,165,642
156,084	Tandem Diabetes Care, Inc. * ^	1,190,921
		11,240,165
	HEALTHCARE - SERVICES - 1.9%
72,286	Envision Healthcare Corp. *	2,686,871
13,294	Teladoc, Inc. * ^	571,642
		3,258,513
	HOME BUILDERS - 1.4%
22,616	Thor Industries, Inc.	2,400,462

	HOME FURNISHINGS - 0.6%
34,792	Sleep Number Corp	986,005

	INTERNET - 3.2%
12,800	Baozun, Inc. * ^	588,672
115,920	Boingo Wireless, Inc. * ^	2,719,483
161,806	Limelight Networks, Inc. * ^	834,919
28,584	Perficient, Inc. * ^	706,882
1,465	Proofpoint, Inc. * ^	172,782
10,339	Twilio, Inc. * ^	436,409
		5,459,147
	LODGING - 0.4%
32,242	Extended Stay America, Inc. ^	631,298

	MACHINERY CONSTRUCTION & MINING - 0.2%
6,875	Astec Industries, Inc. ^	381,975

	MACHINERY - DIVERSIFIED - 1.9%
4,229	Applied Industrial Technologies, Inc. ^	270,445
17,903	Chart Industries, Inc. * ^	1,015,816
17,459	Flowserve Corp.	775,354
5,349	Gardner Denver Holdings, Inc. * ^	169,189
10,946	Ichor Holdings Ltd. * ^	241,907
12,594	NN, Inc. ^	255,658
3,506	Zebra Technologies Corp. * ^	472,714
		3,201,083
	MEDIA - 1.8%
49,985	Nexstar Media Group, Inc. ^	3,111,566

	METAL FABRICATE/HARDWARE - 0.2%
7,557	DMC Global, Inc. ^	292,456

	MISCELLANEOUS MANUFACTURING - 2.7%
695,602	DIRTT Environmental Solutions *	3,054,908
24,075	Fabrinet * ^	679,156
40,934	Harsco Corp. ^	837,100
1,725	Textron, Inc. ^	107,191
		4,678,355
	OIL & GAS - 1.8%
13,270	Matador Resources Co. * ^	434,460
363,153	Northern Oil and Gas, Inc. * ^	606,466
38,240	Patterson-UTI Energy, Inc.	819,101
2,980	Pioneer Natural Resources Co. ^	600,619
44,832	Trecora Resources *	580,574
		3,041,220
	PHARMACEUTICALS - 0.2%
126,399	BioScrip, Inc. * ^	332,429

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	COMMON STOCK (Continued) - 81.3%
	REAL ESTATE - 0.4%
25,744	Realogy Holdings Corp.	$638,709

	REITS - 0.6%
28,674	CoreCivic, Inc. ^	578,068
24,330	GEO Group, Inc. ^	547,425
		1,125,493
	RETAIL - 3.8%
4,524	Advance Auto Parts, Inc. ^	517,772
17,753	American Eagle Outfitters, Inc. ^	367,132
611	AutoZone, Inc. *	381,582
15,111	Beacon Roofing Supply, Inc. *	739,683
19,466	Boot Barn Holdings, Inc. * ^	380,950
2,906	Children’s Place, Inc. ^	370,660
31,810	Del Taco Restaurants, Inc. * ^	355,000
5,428	Dine Brands Global, Inc. ^	430,658
26,398	Kirkland’s, Inc. * ^	279,555
10,282	Target Corp. ^	746,473
111,532	Tile Shop Holdings, Inc.	763,994
187,376	Tuesday Morning Corp. ^	665,185
9,628	Urban Outfitters, Inc. * ^	387,720
8,581	Wendy’s Co. ^	143,646
		6,530,010
	SAVINGS & LOANS - 0.3%
13,669	Pacific Premier Bancorp, Inc. * ^	543,343

	SEMICONDUCTORS - 1.1%
16,200	Brooks Automation, Inc. ^	403,056
25,725	Cypress Semiconductor Corp. ^	375,070
20,637	Integrated Device Technology, Inc. * ^	574,328
8,068	Microsemi Corp. * ^	521,919
943	Monolithic Power Systems, Inc. ^	110,425
		1,984,798
	SOFTWARE - 10.0%
19,558	ACI Worldwide, Inc. * ^	454,724
72,949	Actua Corp. *	72,948
32,114	Allscripts Healthcare Solutions, Inc. * ^	373,165
6,114	Apptio, Inc. *	180,424
36,551	Avaya Holdings Corp. * ^	836,652
9,550	Bottomline Technologies de, Inc. * ^	377,416
56,545	Brightcove, Inc. * ^	545,659
18,004	Computer Programs & Systems, Inc. ^	537,419
72,648	Digi International, Inc. * ^	835,452
5,829	Ebix, Inc. ^	451,748
53,929	Five9, Inc. * ^	1,583,895
22,413	Hortonworks, Inc. * ^	379,452
58,480	LivePerson, Inc. * ^	982,464
7,356	ManTech International Corp. ^	434,666
324,704	Mitel Networks Corp. *	3,623,697
190,462	Nuance Communications, Inc. *	2,803,601
12,294	Omnicell, Inc. * ^	529,871
4,646	PROS Holdings, Inc. * ^	137,150
78,407	Ribbon Communications, Inc. * ^	456,329
9,751	SPS Commerce, Inc. * ^	668,626
34,238	Upland Software, Inc. * ^	930,246
		17,195,604
	STORAGE/WAREHOUSING - 1.4%
55,952	Mobile Mini, Inc. ^	2,349,984

	TELECOMMUNICATIONS - 2.4%
2,746	ADTRAN, Inc.	40,229
78,641	Extreme Networks, Inc. * ^	841,459
56,559	ORBCOMM, Inc. * ^	510,162
20,560	Plantronics, Inc.	1,339,484
20,842	Sierra Wireless, Inc.	361,609
88,551	Vonage Holdings Corp. ^	990,000
		4,082,943
	TRANSPORTATION - 5.2%
12,776	Covenant Transportation Group, Inc. *	354,534
42,909	Echo Global Logistics, Inc. * ^	1,171,416
10,904	Genesee & Wyoming, Inc. *	776,365
16,022	Hub Group, Inc. *	704,167
9,320	Kirby Corp. *	794,996
66,252	Knight-Swift Transportation Holdings, Inc. ^	2,584,491
42,344	Marten Transport Ltd.	825,708
21,292	USA Truck, Inc. *	511,647
19,991	Werner Enterprises, Inc. ^	685,691
6,287	XPO Logistics, Inc. * ^	610,845
		9,019,860

	TOTAL COMMON STOCK (Cost - $114,396,874)	139,874,523

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS PURCHASED - 0.3% +
	CALL OPTIONS PURCHASED - 0.1%
27	AECOM	Goldman Sachs	$101,250	5/18/2018	$37.50	$473
1	AutoZone, Inc.	Goldman Sachs	62,000	6/15/2018	$620.00	3,280
27	Coherent, Inc.	Goldman Sachs	459,000	5/18/2018	$170.00	28,350
44	Coherent, Inc.	Goldman Sachs	880,000	5/18/2018	$200.00	10,560
27	Euronet Worldwide, Inc.	Goldman Sachs	189,000	5/18/2018	$70.00	21,870
55	Euronet Worldwide, Inc.	Goldman Sachs	412,500	5/18/2018	$75.00	24,200
195	Exact Sciences Corp.	Goldman Sachs	877,500	5/18/2018	$45.00	108,420
109	GEO Group, Inc.	Goldman Sachs	245,250	5/18/2018	$22.50	7,085
82	Hortonworks, Inc.	Goldman Sachs	143,500	5/18/2018	$17.50	8,200
27	Hortonworks, Inc.	Goldman Sachs	54,000	5/18/2018	$20.00	1,080
27	Ichor Holdings Ltd.	Goldman Sachs	60,750	5/18/2018	$22.50	3,510
108	Ichor Holdings Ltd.	Goldman Sachs	270,000	5/18/2018	$25.00	7,560
11	Inogen, Inc.	Goldman Sachs	159,500	5/18/2018	$145.00	6,787
55	Integrated Device Technology, Inc.	Goldman Sachs	159,500	5/18/2018	$29.00	4,400
27	Integrated Device Technology, Inc.	Goldman Sachs	86,400	5/18/2018	$32.00	405
273	JC Penney Co., Inc.	Goldman Sachs	95,550	5/18/2018	$3.50	2,184
109	Knight-Swift Transportation Holdings, Inc.	Goldman Sachs	490,500	5/18/2018	$45.00	1,635
27	LKQ Corp.	Goldman Sachs	108,000	5/18/2018	$40.00	67
16	Proofpoint, Inc.	Goldman Sachs	200,000	5/18/2018	$125.00	1,680
55	Ultra Clean Holdings, Inc.	Goldman Sachs	96,250	5/18/2018	$17.50	4,675
108	Ultra Clean Holdings, Inc.	Goldman Sachs	216,000	5/18/2018	$20.00	1,620
	TOTAL CALL OPTIONS PURCHASED (Cost - $277,655)					248,041

	PUT OPTIONS PURCHASED - 0.2%
16	AAR Corp.	Goldman Sachs	$48,000	5/18/2018	$30.00	360
110	Carpenter Technology Corp.	Goldman Sachs	550,000	5/18/2018	$50.00	6,050
206	Chico’s FAS, Inc.	Goldman Sachs	206,000	5/18/2018	$10.00	11,330
108	Foot Locker, Inc.	Goldman Sachs	432,000	5/18/2018	$40.00	4,320
384	Industrial Select Sector SPDR ETF	Goldman Sachs	2,764,800	5/18/2018	$72.00	36,864
109	iShares Russell 2000 Growth ETF	Goldman Sachs	2,125,500	5/18/2018	$195.00	56,135
165	iShares Transportation Average ETF	Goldman Sachs	3,052,500	5/18/2018	$185.00	24,750
110	Navistar International Corp.	Goldman Sachs	385,000	5/18/2018	$35.00	14,300
109	PowerShares QQQ Trust Series 1	Goldman Sachs	1,744,000	5/18/2018	$160.00	27,032
109	PowerShares QQQ Trust Series 1	Goldman Sachs	1,787,600	5/18/2018	$164.00	47,851
27	Ryder System, Inc.	Goldman Sachs	195,750	5/18/2018	$72.50	15,120
109	Signet Jewelers Ltd.	Goldman Sachs	436,000	5/18/2018	$40.00	24,307
55	Varonis Systems, Inc.	Goldman Sachs	330,000	5/18/2018	$60.00	8,965
54	Wolverine World Wide, Inc.	Goldman Sachs	162,000	5/18/2018	$30.00	6,210
	TOTAL PUT OPTIONS PURCHASED (Cost - $281,437)					283,594

	TOTAL OPTIONS PURCHASED (Cost - $559,092)					531,635

Shares
	RIGHTS - 0.0%
25,442	Nexstar Broadcasting Group CVR #					0
	TOTAL RIGHTS (Cost - $7,633)

	SHORT-TERM INVESTMENTS - 18.0%
	MONEY MARKET FUND - 18.0%
30,943,735	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 1.58% **					30,943,735
	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,943,735)

	TOTAL INVESTMENTS - 99.6% (Cost - $145,907,334) (a)					$171,349,893
	CALL OPTIONS WRITTEN - (0.0)% (Proceeds - $62,233)					(48,402)
	PUT OPTIONS WRITTEN - (0.0)% (Proceeds - $38,784)					(18,160)
	SECURITIES SOLD SHORT (26.9)% (Proceeds - $46,682,197)					(46,276,579)
	OTHER ASSETS LESS LIABILITIES - 27.3%					47,031,530
	NET ASSETS - 100.0%					$172,038,282

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS WRITTEN - (0.0)% +
	CALL OPTIONS WRITTEN - (0.0)%
1	AutoZone, Inc.	Goldman Sachs	$68,000	6/15/2018	$680.00	$890
27	Coherent, Inc.	Goldman Sachs	499,500	5/18/2018	$185.00	13,608
54	Euronet Worldwide, Inc.	Goldman Sachs	432,000	5/18/2018	$80.00	6,480
28	Euronet Worldwide, Inc.	Goldman Sachs	238,000	5/18/2018	$85.00	770
82	Exact Sciences Corp.	Goldman Sachs	410,000	5/18/2018	$50.00	18,860
55	Five9, Inc.	Goldman Sachs	192,500	7/20/2018	$35.00	2,200
54	Ichor Holdings Ltd.	Goldman Sachs	162,000	5/18/2018	$30.00	540
11	Inogen, Inc.	Goldman Sachs	170,500	5/18/2018	$155.00	1,980
27	Integrated Device Technology, Inc.	Goldman Sachs	99,900	5/18/2018	$37.00	135
34	Varonis Systems, Inc.	Goldman Sachs	238,000	5/18/2018	$70.00	2,040
29	Varonis Systems, Inc.	Goldman Sachs	217,500	5/18/2018	$75.00	899
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $62,233)					48,402

	PUT OPTIONS WRITTEN - (0.0)%
384	Industrial Select Sector SPDR ETF	Goldman Sachs	$2,496,000	5/18/2018	$65.00	3,072
109	iShares Russell 2000 Growth ETF	Goldman Sachs	1,940,200	5/18/2018	$178.00	3,815
165	iShares Transportation Average ETF	Goldman Sachs	2,805,000	5/18/2018	$170.00	3,300
109	PowerShares QQQ Trust Series 1	Goldman Sachs	1,591,400	5/18/2018	$146.00	2,834
109	PowerShares QQQ Trust Series 1	Goldman Sachs	1,613,200	5/18/2018	$148.00	3,924
27	Textron, Inc.	Goldman Sachs	162,000	5/18/2018	$60.00	1,215
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $38,784)					18,160

	TOTAL OPTIONS WRITTEN (Proceeds - $101,017)					66,562

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT - (26.9)%
	AEROPACE/DEFENSE - (0.3)%
3,751	Aerovironment, Inc. *	$204,430
10,842	Triumph Group, Inc.	256,413
		460,843
	APPAREL - (0.9)%
87,140	Crocs, Inc. *	1,376,812
2,628	Wolverine World Wide, Inc.	78,735
		1,455,547
	AUTO MANUFACTURERS - (0.9)%
24,281	PACCAR, Inc.	1,545,971

	AUTO PARTS & EQUIPMENT - (0.4)%
9,249	Dorman Products, Inc. *	594,341

	BEVERAGES - (0.4)%
8,360	National Beverage Corp.	738,690

	BIOTECHNOLOGY - (0.8)%
26,316	Cambrex Corp. *	1,393,432

	BUILDING MATERIALS - (0.6)%
9,275	Masonite International Corp. *	562,993
7,570	Patrick Industries, Inc. *	430,733
1,033	Trex Co., Inc. *	107,308
		1,101,034
	CHEMICALS - (1.9)%
17,142	Balchem Corp.	1,512,610
31,290	Innophos Holdings, Inc.	1,294,780
6,033	Sensient Technologies Corp.	402,099
		3,209,489
	COMMERCIAL SERVICES - (1.2)%
4,525	Aaron’s, Inc.	189,009
14,707	Cardtronics PLC *	386,059
2,853	Equifax, Inc.	319,679
29,295	Huron Consulting Group, Inc. *	1,097,098
8,394	MoneyGram International, Inc. *	73,364
		2,065,209
	COMPUTERS - (1.0)%
84,613	3D Systems Corp. *	849,515
4,038	Digimarc Corp. *	116,496
57,959	PAR Technology Corp. *	828,234
		1,794,245
	COSMETICS/PERSONAL CARE - (0.0)%
549	Procter & Gamble Co.	39,715

	DISTRIBUTION/WHOLESALE - (0.7)%
16,261	Core-Mark Holding Co., Inc.	335,139
1,810	H&E Equipment Services, Inc.	58,554
16,336	KAR Auction Services, Inc.	849,309
		1,243,002
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1)%
3,016	Belden, Inc.	185,786

	ELECTRONICS - (0.1)%
8,072	ShotSpotter, Inc.	223,917

	ENGINEERING & CONSTRUCTION - (0.5)%
26,592	Aegion Corp. *	603,372
12,067	KBR, Inc.	201,398
		804,770
	ENTERTAINMENT - (0.1)%
3,016	Dolby Laboratories, Inc.	180,417

	EQUITY FUNDS - (1.3)%
1,801	Direxion Daily Small Cap Bull 3X Shares	123,441
2,617	iShares PHLX Semiconductor ETF	441,540
5,508	iShares Russell 2000 Growth ETF	1,051,973
3,313	PowerShares QQQ Trust Series 1	533,194
		2,150,148
	FOOD - (0.5)%
10,704	Kroger Co.	269,634
27,078	Sprouts Farmers Market, Inc. *	677,762
		947,396
	HEALTHCARE - PRODUCTS - (0.6)%
5,251	iRhythm Technologies, Inc. *	305,346
54,765	Obalon Therapeutics, Inc. * ^	210,845
16,035	Tactile Systems Technology, Inc. *	558,178
		1,074,369
	HEALTHCARE - SERVICES - (0.2)%
28,297	American Renal Associates Holdings, Inc. *	414,551

	HOME BUILDERS - (1.0)%
9,075	Thor Industries, Inc.	963,221
2,400	Toll Brothers, Inc.	101,184
15,964	Winnebago Industries, Inc.	605,036
		1,669,441

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (26.9)%
	HOME FURNISHINGS - (0.3)%
8,464	iRobot Corp.	$493,959

	INTERNET - (0.7)%
53,186	1-800-Flowers.com, Inc. *	675,462
5,887	eGain Corp. *	50,923
80,721	FTD Cos., Inc. *	519,843
		1,246,228
	LEISURE TIME - (0.3)%
3,161	LCI Industries	301,243
10,251	Nautilus, Inc. *	149,152
		450,395
	MACHINERY - DIVERSIFIED - (0.2)%
238	Cognex Corp.	11,008
7,028	Flowserve Corp. ^	312,113
		323,121
	METAIL FABRICATE/HARDWARE - (0.2)%
12,964	Sinclair Broadcast Group, Inc. *	326,693

	MISCELLANEOUS MANUFACTURING - (0.9)%
63,828	Myers Industries, Inc.	1,487,192

	OFFICE FURNISHINGS - (0.4)%
12,052	Herman Miller, Inc.	369,996
28,780	Steelcase, Inc.	381,335
		751,331
	RETAIL - (5.6)%
3,837	Casey’s General Stores, Inc.	370,654
69,265	Chico’s FAS, Inc.	687,801
47,626	Denny’s Corp. *	833,931
41,310	DSW, Inc.	921,213
11,995	Foot Locker, Inc.	516,745
41,113	Freshpet, Inc. *	814,037
18,257	Gap, Inc.	533,835
37,447	Hibbett Sports, Inc. *	1,018,558
7,539	MSC Industrial Direct Co., Inc.	651,671
46,686	PetIQ, Inc. *	1,043,432
31,980	PetMed Express, Inc.	1,070,051
70,061	Vera Bradley, Inc. *	797,294
16,582	Zumiez, Inc. *	388,019
		9,647,241
	SEMICONDUCTORS - (0.4)%
3,613	CEVA, Inc. *	117,784
20,241	MaxLinear, Inc. *	451,982
5,324	Ultra Clean Holdings, Inc. *	93,223
		662,989
	SOFTWARE - (2.7)%
3,601	2U, Inc. *	289,844
10,503	Altair Engineering, Inc. *	304,377
24,558	Avid Technology, Inc. *	110,020
4,749	Broadridge Financial Solutions, Inc.	509,140
2,965	Cadence Design Systems, Inc. *	118,778
3,493	Cerner Corp. *	203,467
25,425	Inovalon Holdings, Inc. *	268,234
3,002	MicroStrategy, Inc. *	382,635
17,265	Progress Software Corp.	637,596
51,423	Quality Systems, Inc.	690,611
1,530	Tyler Technologies, Inc. *	334,948
1,732	Ultimate Software Group, Inc. *	415,541
13,505	Workiva, Inc. *	303,862
		4,569,053
	TELECOMMUNICATIONS - (1.2)%
10,095	Clearfield, Inc. *	123,159
53,835	Finisar Corp. *	838,749
226,828	Harmonic, Inc. *	827,922
13,079	Juniper Networks, Inc.	321,613
		2,111,443
	TRANSPORTATION - (0.5)%
6,033	ArcBest Corp.	193,659
10,692	Ryder System, Inc.	720,962
		914,621

	TOTAL SECURITIES SOLD SHORT (Proceeds - $46,682,197)	46,276,579

CVR - Contingent Value Rights

ETF - Exchange Traded Fund

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is held as collateral for securities sold short or options written.

*	Non-income producing security.

+	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

**	Money market fund; interest rate reflects effective yield on April 30, 2018.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,671,910 including options and securities sold short and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$29,893,839
Unrealized depreciation	(5,558,997)
Net unrealized appreciation	$24,334,842

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

	Balter European L/S	Balter	Balter L/S Small Cap
	Small Cap Fund	Inveomic Fund	Equity Fund
ASSETS
Investment securities:
At cost	$77,769,712	$53,283,862	$145,907,334
At value	$82,136,157	$54,790,994	$171,349,893
Cash at broker	16,583,492	32,434,333	44,745,891
Cash held for collateral at custodian	7,055,700	—	—
Foreign Currency (Cost $3,639,543, $249,591, and $0)	3,594,920	252,404	—
Unrealized appreciation on foreign currency contracts	914,834	—	—
Receivable for securities sold	461,871	2,411,213	7,780,584
Receivable for Fund shares sold	408,500	1,041,624	490,703
Dividends and interest receivable	126,098	62,742	49,328
Prepaid expenses and other assets	61,211	34,328	27,866
TOTAL ASSETS	111,342,783	91,027,638	224,444,265

LIABILITIES
Securities sold short (Proceeds - $20,282,536, $35,794,806, and $46,682,197)	20,131,809	36,369,614	46,276,579
Payable for investments purchased	556,825	3,408,092	5,703,421
Investment advisory fees payable	124,841	70,099	270,653
Payable for Fund shares redeemed	96,393	—	22,421
Payable to related parties	5,001	4,914	14,327
Distribution (12b-1) fees payable	169	84	969
Options written (Proceeds $0, $65,638 and $101,017)	—	46,215	66,562
Due to Custodian	—	—	3,292
Dividends payable on securities sold short	—	3,875	2,166
Accrued expenses and other liabilities	10,368	21,862	45,593
TOTAL LIABILITIES	20,925,406	39,924,755	52,405,983
NET ASSETS	$90,417,377	$51,102,883	$172,038,282

NET ASSETS CONSIST OF:
Paid in capital	$83,645,554	$47,845,368	$144,792,654
Accumulated net investment loss	(1,414,974)	(188,062)	(1,423,534)
Accumulated net realized gain from security transactions	2,799,335	2,491,023	2,786,476
Net unrealized appreciation of investments	5,387,462	954,554	25,882,686
NET ASSETS	$90,417,377	$51,102,883	$172,038,282

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$89,097,412	$50,449,749	$167,305,299
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,785,970	4,538,695	14,472,369
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.44	$11.12	$11.56

Investor Class:
Net Assets	$1,319,965	$653,134	$4,732,983
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	115,518	58,912	409,956
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.43	$11.09	$11.55

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2018

	Balter European L/S	Balter	Balter L/S Small Cap
	Small Cap Fund	Invenomic Fund	Equity Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $10,475, $2,299 and $21)	$238,635	$253,753	$298,273
Interest	82,462	30,655	293,620
TOTAL INVESTMENT INCOME	321,097	284,408	591,893

EXPENSES
Investment advisory fees	790,040	357,090	1,629,909
Distribution (12b-1) fees:
Investor Class	784	125	4,304
Dividends on securities sold short	234,048	71,024	180,798
Interest expense	123,288	—	—
Administrative services fees	43,221	22,063	93,502
Custodian fees	36,760	7,542	31,078
Shareholder service fees	15,182	1,178	25,001
Legal fees	14,397	11,951	11,951
Registration fees	14,260	9,712	14,465
Audit fees	8,976	8,728	8,976
Compliance officer fees	8,711	9,200	20,690
Trustees fees and expenses	7,316	7,316	7,316
Printing expense	4,857	5,509	6,096
Insurance expense	2,749	1,186	6,126
Shareholder service expense	157	30	1,721
Other expenses	1,240	1,566	2,480
TOTAL EXPENSES	1,305,986	514,220	2,044,413

Less: Fees waived by the Advisor	(61,626)	(41,750)	(26,589)

NET EXPENSES	1,244,360	472,470	2,017,824

NET INVESTMENT LOSS	(923,263)	(188,062)	(1,425,931)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,139,942	3,161,739	10,934,286
Options purchased	—	(24,458)	237,784
Options written	—	—	(568,736)
Foreign currency contracts	(2,056,537)	—	—
Foreign currency transactions	—	2,410	501
Securities sold short	771,720	(570,132)	(2,768,465)
	2,855,125	2,569,559	7,835,370
Net change in unrealized appreciation (depreciation) on:
Investments	14,669	396,322	(1,254,316)
Options purchased	—	(22,400)	51,032
Options written	—	768	24,043
Foreign currency contracts	456,046	—	—
Foreign currency translations	(92,888)	2,719	(893)
Securities sold short	152,354	281,746	1,056,053
	530,181	659,155	(124,081)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,385,306	3,228,714	7,711,289

NET INCREASE IN NET ASSETS	$2,462,043	$3,040,652	$6,285,358

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
FROM OPERATIONS
Net investment loss	$(923,263)	$(827,663)
Net realized gain from investments, foreign currency contracts, and securities sold short	2,855,125	4,240,898
Net change in unrealized appreciation on investments, securities sold short, foreign currency contracts and foreign currency translations	530,181	5,026,605
Net increase in net assets resulting from operations	2,462,043	8,439,840

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Institutional Class	(1,740,261)	—
Investor Class	(12,326)	—
From net investment income:
Institutional Class	(1,957,872)	—
Investor Class	(13,441)	—
Net decrease in net assets resulting from distributions to shareholders	(3,723,900)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	20,908,772	37,839,773
Investor Class	900,643	612,495
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	2,700,642	—
Investor Class	25,767	—
Redemption fee proceeds:
Institutional Class	8	753
Payments for shares redeemed:
Institutional Class	(2,619,876)	(1,536,915)
Investor Class	(121,620)	(125,469)
Net increase in net assets from shares of beneficial interest	21,794,336	36,790,637

TOTAL INCREASE IN NET ASSETS	20,532,479	45,230,477

NET ASSETS
Beginning of Period	69,884,898	24,654,421
End of Period*	$90,417,377	$69,884,898
* Includes accumulated net investment income (loss) of:	$(1,414,974)	$1,479,602

SHARE ACTIVITY
Institutional Class:
Shares Sold	1,827,396	3,444,469
Shares Reinvested	241,776	—
Shares Redeemed	(229,668)	(157,674)
Net increase in shares of beneficial interest outstanding	1,839,504	3,286,795

Investor Class:
Shares Sold	79,466	55,414
Shares Reinvested	2,307	—
Shares Redeemed	(10,632)	(11,038)
Net increase in shares of beneficial interest outstanding	71,141	44,376

See accompanying notes to financial statements.

Balter Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2018	Period Ended
	(Unaudited)	October 31, 2017 (a)
FROM OPERATIONS
Net investment loss	$(188,062)	$(119,171)
Net realized gain from investments, foreign currency transactions, options purchased, and securities sold short	2,569,559	414,972
Net change in unrealized appreciation on investments, securities sold short, options purchased, options written and foreign currency translations	659,155	295,399
Net increase in net assets resulting from operations	3,040,652	591,200

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Institutional Class	(377,979)	—
Investor Class	(16)	—
Net decrease in net assets resulting from distributions to shareholders	(377,995)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	19,470,646	27,763,066
Investor Class	655,220	1,210
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	51,337	—
Investor Class	16	—
Redemption fee proceeds:
Institutional Class	122	—
Investor Class	49	—
Payments for shares redeemed:
Institutional Class	(85,723)	—
Investor Class	(6,917)	—
Net increase in net assets from shares of beneficial interest	20,084,750	27,764,276

TOTAL INCREASE IN NET ASSETS	22,747,407	28,355,476

NET ASSETS
Beginning of Period	28,355,476	—
End of Period*	$51,102,883	$28,355,476
* Includes undistributed net investment income (loss) of:	$(188,062)	$—

SHARE ACTIVITY
Institutional Class:
Shares Sold	1,768,003	2,773,747
Shares Reinvested	4,807	—
Shares Redeemed	(7,862)	—
Net increase in shares of beneficial interest outstanding	1,764,948	2,773,747

Investor Class:
Shares Sold	59,416	120
Shares Reinvested	1	—
Shares Redeemed	(625)	—
Net increase in shares of beneficial interest outstanding	58,792	120

(a)	The Balter Invenomic Fund commenced operations on June 19, 2017.

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
FROM OPERATIONS
Net investment loss	$(1,425,931)	$(3,139,937)
Net realized gain from investments, foreign currency transactions options purchased, options written securities and sold short	7,835,370	18,674,890
Net change in unrealized appreciation (depreciation) on investments, securities sold short options purchased, options written and foreign currency translations	(124,081)	10,678,329
Net increase in net assets resulting from operations	6,285,358	26,213,282

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Institutional Class	(14,364,983)	(969,227)
Investor Class (a)	(312,135)	—
Net decrease in net assets resulting from distributions to shareholders	(14,677,118)	(969,227)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	9,728,448	7,668,019
Investor Class (a)	5,038,272	—
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	12,400,686	800,650
Investor Class (a)	312,135	—
Redemption fee proceeds:
Investor Class (a)	41	—
Payments for shares redeemed:
Institutional Class	(11,135,452)	(30,159,861)
Investor Class (a)	(436,776)	—
Net increase (decrease) in net assets from shares of beneficial interest	15,907,354	(21,691,192)

TOTAL INCREASE IN NET ASSETS	7,515,594	3,552,863

NET ASSETS
Beginning of Period	164,522,688	160,969,825
End of Period*	$172,038,282	$164,522,688
* Includes accumulated net investment loss of:	$(1,423,534)	$2,397

SHARE ACTIVITY
Institutional Class:
Shares Sold	839,962	668,623
Shares Reinvested	1,089,691	73,509
Shares Redeemed	(967,300)	(2,754,579)
Net increase (decrease) in shares of beneficial interest outstanding	962,353	(2,012,447)

Investor Class: (a)
Shares Sold	420,377	—
Shares Reinvested	27,428	—
Shares Redeemed	(37,849)	—
Net increase in shares of beneficial interest outstanding	409,956	—

(a)	The Balter L/S Small Cap Equity Fund Investor Class commenced operations on November 14, 2017.

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the
	April 30, 2018		Year Ended	Period Ended
	(Unaudited)		October 31, 2017	October 31, 2016 (1)
Net asset value, beginning of period	$11.67		$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.13)		(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	0.49		2.61	(0.55)
Total from investment operations	0.36		2.40	(0.73)
Less distributions from:
Net investment income	(0.31)		—	—
Net realized gains	(0.28)		—	—
Total distributions	(0.59)		—	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$11.44		$11.67	$9.27
Total return (4)	3.20	% (5)	25.89%	(7.30	)% (5)
Net assets, at end of period (000’s)	$89,097		$69,368	$24,654
Ratio of gross expenses to average net assets (6,8)	3.30	% (7)	2.71%	2.87	% (7)
Ratio of net expenses to average net assets (8)	3.14	% (7)	2.46%	2.45	% (7)
Ratio of net investment loss to average net assets	(2.33	)% (7)	(1.99)%	(2.18	)% (7)
Portfolio Turnover Rate	108	% (5)	154%	168	% (5)

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.40	% (7)	2.49%	2.66	% (7)

After fees waived	2.24	% (7)	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the
	April 30, 2018		Year Ended	Period Ended
	(Unaudited)		October 31, 2017	October 31, 2016 (1)
Net asset value, beginning of period	$11.66		$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.15)		(0.27)	(0.18)
Net realized and unrealized gain (loss) on investments	0.50		2.66	(0.55)
Total from investment operations	0.35		2.39	(0.73)
Less distributions from:
Net investment income	(0.30)		—	—
Net realized gains	(0.28)		—	—
Total distributions	(0.58)		—	—
Net asset value, end of period	$11.43		$11.66	$9.27
Total return (3)	3.12	% (4)	25.78%	(7.30	)% (4)
Net assets, at end of period (000’s)	$1,320		$517	$0	(7)
Ratio of gross expenses to average net assets (5,8)	3.60	% (6)	3.01%	3.17	% (6)
Ratio of net expenses to average net assets (8)	3.44	% (6)	2.76%	2.75	% (6)
Ratio of net investment loss to average net assets	(2.57	)% (6)	(2.39)%	(2.48	)% (6)
Portfolio Turnover Rate	108	% (4)	154%	168	% (4)

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Less than $1,000.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.70	% (6)	2.79%	2.96	% (6)

After fees waived	2.54	% (6)	2.54%	2.54	% (6)

See accompanying notes to financial statements.

Balter Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended	For the
	April 30, 2018	Period Ended
	(Unaudited)	October 31, 2017 (1)
Net asset value, beginning of period	$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.05)
Net realized and unrealized gain on investments	1.08	0.27
Total from investment operations	1.03	0.22
Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00 (3)	—
Net asset value, end of period	$11.12	$10.22
Total return (4,5)	10.13%	2.20%
Net assets, at end of period (000’s)	$50,450	$28,354
Ratio of gross expenses to average net assets (6,7,8)	2.87%	3.07%
Ratio of net expenses to average net assets (7,8)	2.64%	2.61%
Ratio of net investment loss to average net assets (6,7)	(1.06)%	(1.25)%
Portfolio Turnover Rate (5)	62%	37%

(1)	The Balter Invenomic Fund commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.47	% (7)	2.70	% (7)

After fees waived	2.24	% (7)	2.24	% (7)

See accompanying notes to financial statements.

Balter Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended	For the
	April 30, 2018	Period Ended
	(Unaudited)	October 31, 2017 (1)
Net asset value, beginning of period	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.07)
Net realized and unrealized gain on investments	1.06	0.28
Total from investment operations	1.00	0.21
Less distributions from:
Net realized gains	(0.13)	—
Total distributions	(0.13)	—
Paid-in-Capital From Redemption Fees	0.01	—
Net asset value, end of period	$11.09	$10.21
Total return (3,4)	9.94%	2.10%
Net assets, at end of period (000’s)	$653	$1
Ratio of gross expenses to average net assets (5,6,7)	3.17%	3.32%
Ratio of net expenses to average net assets (6,7)	2.94%	2.86%
Ratio of net investment loss to average net assets (6)	(1.03)%	(2.85)%
Portfolio Turnover Rate (4)	62%	37%

(1)	The Balter Invenomic Fund commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.77	% (6)	2.95	% (6)

After fees waived	2.54	% (6)	2.49	% (6)

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the		For the
	April 30, 2018		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		October 31, 2017	October 31, 2016	October 31, 2015		October 31, 2014 (1)
Net asset value, beginning of period	$12.18		$10.37	$10.08	$9.99		$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.23)	(0.24)	(0.25)		(0.21)
Net realized and unrealized gain on investments	0.54		2.11	0.53	0.34		0.20
Total from investment operations	0.44		1.88	0.29	0.09		(0.01)
Less distributions from:
Net realized gains	(1.06)		(0.07)	—	—		—
Total distributions	(1.06)		(0.07)	—	—		—
Net asset value, end of period	$11.56		$12.18	$10.37	$10.08		$9.99
Total return (3)	3.76	% (4)	18.16%	2.88%	0.90%		(0.10	)% (4)
Net assets, at end of period (000s)	$167,305		$164,523	$160,970	$163,367		$127,161
Ratio of gross expenses to average net assets (7,8)	2.44	% (5)	2.56%	2.76%	2.92%		2.91	% (5)
Ratio of net expenses to average net assets (8)	2.41	% (5)	2.52%	2.67%	2.93	% (6)	2.88	% (5)
Ratio of net investment loss to average net assets	(1.70	)% (5)	(1.99)%	(2.44)%	(2.49)%		(2.49	)% (5)
Portfolio Turnover Rate	114	% (4)	212%	228%	292%		248	% (4)

(1)	The Balter L/S Small Cap Equity Fund Institutional Class commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.22	% (5)	2.23%	2.28%	2.18%	2.22	% (5)

After fees waived/recaptured	2.19	% (5)	2.19%	2.19%	2.19%	2.19	% (5)

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Investor Class
For the
Period Ended
April 30, 2018 (1)
(Unaudited)
Net asset value, beginning of period	$11.98
Activity from investment operations:
Net investment loss (2)	(0.11)
Net realized and unrealized gain on investments	0.74
Total from investment operations	0.63
Less distributions from:
Net realized gains	(1.06)
Total distributions	(1.06)
Paid-in-Capital From Redemption Fees (3)	0.00
Net asset value, end of period	$11.55
Total return (4,5)	5.31%
Net assets, at end of period (000s)	$4,733
Ratio of gross expenses to average net assets (6,7,8)	2.79%
Ratio of net expenses to average net assets (6,8)	2.76%
Ratio of net investment loss to average net assets (6)	(2.09)%
Portfolio Turnover Rate (5)	114%

(1)	The Balter L/S Small Cap Equity Fund Investor Class commenced operations on November 14, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.57	% (6)

After fees waived/recaptured	2.54	% (6)

See accompanying notes to financial statements.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

The Balter European L/S Small Cap Fund, the Balter Invenomic Fund and the Balter L/S Small Cap Equity Fund (the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Balter European L/S Small Cap Fund commenced operations on December 30, 2015. The Balter Invenomic Fund commenced operations on June 19, 2017. The Balter L/S Small Cap Equity Fund (formerly the Balter Long/Short Equity Fund) commenced operations on December 31, 2013 and was previously part of the Professionally Managed Portfolios and reorganized into the Trust on July 27, 2015.

The Funds’ investment objectives are as follows:

Balter European L/S Small Cap Fund – seeks to generate absolute returns by investing both long and short in European Companies.

Balter Invenomic Fund - seeks to achieve long-term capital appreciation.

Balter L/S Small Cap Equity Fund – seeks to achieve long-term capital appreciation plus income.

The Funds each offer two classes of shares: Institutional Class shares and Investor Class shares. Each class of shares is offered at their net asset value. Each class of shares of each Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Funds’ investments measured at fair value:

Balter European L/S Small Cap Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$51,385,077	$—	$—	$51,385,077
Forward Currency Contracts	—	914,834	—	914,834
Money Market Fund	30,751,080	—	—	30,751,080
Total	$82,136,157	$914,834	$—	$83,050,991
Liabilities *
Securities Sold Short	$20,131,809	$—	$—	$20,131,809
Total	$20,131,809	$—	$—	$20,131,809

Balter Invenomic Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$48,107,278	$—	$—	$48,107,278
Call Options Purchased	28,510	48,740	—	77,250
Money Market Fund	6,606,466	—	—	6,606,466
Total	$54,742,254	$48,740	$—	$54,790,994
Liabilities *
Call Options Written	$—	$46,215	$—	$46,215
Securities Sold Short	36,369,614	—	—	36,369,614
Total	$36,369,614	$46,215	$—	$36,415,829

Balter L/S Small Cap Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$139,874,523	$—	$—	$139,874,523
Call Options Purchased	225,631	22,410	—	248,041
Money Market Fund	30,943,735	—	—	30,943,735
Put Options Purchased	211,979	71,615	—	283,594
Rights	—	—	0	0
Total	$171,255,868	$94,025	$0	$171,349,893
Liabilities *
Call Options Written	$41,017	$7,385	$—	$48,402
Put Options Written	14,345	3,815	—	18,160
Securities Sold Short	46,276,579	—	—	46,276,579
Total	$46,331,941	$11,200	$—	$46,343,141

The Funds did not hold any Level 3 securities during the period, with the exception of the Balter L/S Small Cap Equity Fund.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

The following is a reconciliation of Nextstar Broadcasting Group CVR (Balter L/S Small Cap Equity Fund), for which Level 3 inputs were used in determining value:

Balter L/S Small Cap
Equity Fund
Beginning balance October 31, 2017	$—
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Capital Distribution	—
Tax basis adjustment	—
Net Transfers in/(out) of Level 3	—
Ending Balance April 30, 2018	$—

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2018, was $0 for the Balter L/S Small Cap Equity Fund.

Quantitative disclosures of unobservable inputs and assumptions used by the Balter L/S Small Cap Equity Fund are below.

Investments in Securities
Balter L/S Small Cap Equity Fund	Fair Value	Valuation Techniques	Unobservable Input
Nextstar Broadcasting Group CVR	$—	Contingent Value Rights	Potential future cash payments
$—

Fair value securities as a percent of net assets at April 30, 2018 were 0.0% for the Balter L/S Small Cap Equity Fund.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Federal income tax – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Balter European L/S Small Cap Fund in its October 31, 2017 and taken by the Balter L/S Small Cap Equity Fund in its October 31, 2015 through October 31, 2017 tax returns or expected to be taken by each of the Funds in their October 31, 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

	Purchases	Sales
Balter European L/S Small Cap Fund	$61,099,827	$69,709,721
Balter Invenomic Fund	40,155,580	21,407,370
Balter L/S Small Cap Equity Fund	160,512,450	145,761,880

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Balter Liquid Alternatives, LLC serves as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds each pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.00%, 2.00% and 1.95% of the average daily net assets of the Balter European L/S Small Cap Fund, the Balter Invenomic Fund and the Balter L/S Small Cap Equity Fund, respectively. The Advisor, on behalf of the Balter European L/S Small Cap Fund, has entered into a Sub-Advisory agreement with S.W. Mitchell Capital LLP and the Advisor compensates the Sub-Advisor out of the investment Advisory fee it receives from the Fund. The Advisor, on behalf of the Balter Invenomic Fund, has entered into a Sub-Advisory agreement with Invenomic Capital Management LP and the Advisor compensates the Sub-Advisor out of the investment Advisory fee it receives from the Fund. The Advisor, on behalf of the Balter L/S Small Cap Equity Fund, has entered into a Sub-Advisory agreement with Midwood Capital Management LLC, Millrace Asset Group, Inc., 12th Street Asset Management Company and Intrinsic Edge Capital Management, LLC and the Advisor compensates each Sub-Advisor out of the investment advisory fees it receives from the Fund.

For the six months ended April 30, 2018, the advisory fees incurred by the Funds were as follows:

Fund	Advisory Fee
Balter European L/S Small Cap Fund	$790,040
Balter Invenomic Fund	357,090
Balter L/S Small Cap Equity Fund	1,629,909

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter European L/S Small Cap Fund, until at least February 28, 2019 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s Advisor has agreed to waive its fees and/or absorb expenses of the Balter Invenomic Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively, through February 28, 2019. The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter L/S Small Cap Equity Fund, until at least February 28, 2019 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.19% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

During the six months ended April 30, 2018 the Advisor waived fees for each fund as follows:

Fund	Advisory Fee Waiver
Balter European L/S Small Cap Fund	$61,626
Balter Invenomic Fund	41,750
Balter L/S Small Cap Equity Fund	26,589

The total amount of previously waived fees subject to recapture by the Advisor as of April 30, 2018 were as follows:

	Expiration	Expiration
Fund	October 31, 2019	October 31, 2020	Total
Balter European L/S Small Cap Fund	$85,413	$105,339	$190,752
Balter Invenomic Fund	—	43,963	43,963
Balter L/S Small Cap Equity Fund	114,854	53,505	168,359

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, Balter European L/S Small Cap Fund, Balter Invenomic Fund and Balter L/S Small Cap Equity Fund may pay 0.25% year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2018, the Funds incurred distribution fees as follows:

Fund	Distribution Fee
Balter European L/S Small Cap Fund	$784
Balter Invenomic Fund	125
Balter L/S Small Cap Equity Fund	4,304

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of April 30, 2018.

Balter European L/S Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Foreign currency contracts/Currency Risk	Unrealized appreciation on foreign currency contracts	$914,834

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Balter Invenomic Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$77,250

Equity Contracts/Equity price risk	Options Written	$(46,215)

Balter L/S Small Cap Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$531,635

Equity Contracts/Equity price risk	Options Written	$(66,562)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2018.

Balter European L/S Small Cap Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$(2,056,537)	$456,046

Balter Invenomic Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(24,458)	$(22,400)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$—	$768

Balter L/S Small Cap Equity Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$237,784	$51,032

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$(568,736)	$24,043

The notional value and contracts of the derivative instruments outstanding as of April 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Offsetting of Financial Assets and Derivative Assets

During the six months ended April 30, 2018, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2018 for the Funds.

Balter European L/S Small Cap Fund

Assets:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Unrealized appreciation on foreign currency contracts	$914,834	(1)	$—	$914,834	$—		$914,834	(2)	$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Securities Sold Short	$20,131,809	(1)	$—	$20,131,809	$20,131,809	(2)	$—		$—

Balter Invenomic Fund

Assets:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Purchased	$77,250	(1)	$—	$77,250	$77,250	(2)	$—		$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Written	$46,215	(1)	$—	$46,215	$46,215	(2)	$—		$—
Securities sold short	36,369,614	(1)	—	36,369,614	36,369,614	(2)	—		—
	$36,415,829		$—	$36,415,829	$36,415,829		$—		$—

Balter L/S Small Cap Equity Fund

Assets:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Purchased	$531,635	(1)	$—	$531,635	$531,635	(2)	$—		$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Written	$66,562	(1)	$—	$66,562	$66,562	(2)	$—		$—
Securities sold short	46,276,579	(1)	—	46,276,579	46,276,579	(2)	—		—
	$46,343,141		$—	$46,343,141	$46,343,141		$—		$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
J.P. Morgan Securities	Balter European L/S Small Cap Fund	37.32%
J.P. Morgan Securities	Balter Invenomic Fund	54.38%
J.P. Morgan Securities	Balter L/S Small Cap Equity Fund	64.39%

7.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the applicable Fund. For the six months ended April 30, 2018 as follows:

Fund	Institutional	Investor
Balter European L/S Small Cap Fund	$8	$—
Balter Invenomic Fund	122	49
Balter L/S Small Cap Equity Fund	—	41

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2017 and October 31, 2016 was as follows:

For the year ended October 31, 2017:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Balter Discretionary Global Macro Fund	$—	$—	$—	$—
Balter European L/S Small Cap Equity Fund	—	—	—	—
Balter Invenomic Fund	—	—	—	—
Balter L/S Small Cap Equity Fund	—	969,227	—	969,227

For the year ended October 31, 2016:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Balter Discretionary Global Macro Fund	$841,185	$—	$445	$841,630
Balter European L/S Small Cap Equity Fund	—	—	—	—
Balter Invenomic Fund	—	—	—	—
Balter L/S Small Cap Equity Fund	—	—	—	—

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Balter Discretionary Global Macro Fund	$—	$279,482	$(1,553,996)	$—	$(1,754,779)	$(424,444)	$(3,453,737)
Balter European L/S Small Cap Equity Fund	3,677,769	12,393	—	—	—	4,343,518	8,033,680
Balter Invenomic Fund	377,988	—	—	—	(12,910)	229,780	594,858
Balter L/S Small Cap Equity Fund	2,331,906	9,774,638	—	—	(928,133)	24,458,977	35,637,388

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, C Corp return of capital distributions, real estate investment trusts, the mark-to-market treatment of passive foreign investment companies, swaps, futures, options and foreign exchange contracts, and adjustments for the Discretionary Global Macro Funds’ wholly owned subsidiary. In addition, the amount listed under other book/tax differences

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

for the Long/ Short Small Cap Equity Fund and Invenomic Fund are primarily attributable to the tax deferral of losses on straddles and constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Balter Discretionary Global Macro Fund	$1,553,996
Balter European L/S Small Cap Equity Fund	—
Balter Invenomic Fund	—
Balter L/S Small Cap Equity Fund	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), non-deductible expenses, net operating losses, the reclass of income distributions, and adjustments for swaps, passive foreign investment companies, REITS, grantor trusts, C Corp return of capital distributions and the capitalization of in lieu dividend payments resulted in reclassifications for the following Funds for the year ended October 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Balter Discretionary Global Macro Fund	$(1,804,799)	$2,432,395	$(627,596)
Balter European L/S Small Cap Equity Fund	73	2,486,110	(2,486,183)
Balter Invenomic Fund	(3,658)	119,171	(115,513)
Balter L/S Small Cap Equity Fund	180,602	7,411,752	(7,592,354)

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Balter European L/S Small Cap Fund (the “Fund”) currently invests a portion of its assets in the Fidelity Institutional Money Market Funds – Government Portfolio (the “Fidelity Fund”). The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of April 30, 2018, the percentage of the Fund’s net assets invested in the Fidelity Fund was 34.0%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Balter Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
	11/1/17	4/30/18	11/1/17 – 4/30/18*	11/1/17–4/30/18*
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$1,032.00	$11.29	2.24%
Investor Class	$1,000.00	$1,031.20	$12.79	2.54%
Balter Invenomic Fund
Institutional Class	$1,000.00	$1,101.30	$11.67	2.24%
Investor Class	$1,000.00	$1,099.40	$13.22	2.54%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,037.60	$11.06	2.19%
	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
	11/14/17	4/30/18	11/14/17 – 4/30/18**	11/14/17–4/30/18**
Balter L/S Small Cap Equity Fund
Investor Class	$1,000.00	$1,053.10	$12.00	2.54%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical ***	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/17	4/30/18	11/1/17 – 4/30/18*	11/1/17–4/30/18*
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$1,013.69	$11.18	2.24%
Investor Class	$1,000.00	$1,012.20	$12.67	2.54%
Balter Invenomic Fund
Institutional Class	$1,000.00	$1,013.69	$11.18	2.24%
Investor Class	$1,000.00	$1,012.20	$12.67	2.54%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,013.93	$10.94	2.19%
Investor Class	$1,000.00	$1,012.20	$12.67	2.54%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (168) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended 4/30/2018.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2018, the Board, including each of the members of the Board who are not an “interested person” of the Trust (the “Independent Trustees”), considered the approval of the renewal of the investment advisory agreement between the Trust, on behalf of each of the Balter European L/S Small Cap Fund (“Balter European Small Cap”) and the Balter L/S Small Cap Equity Fund (“Balter L/S Small Cap” and, collectively with Balter European Small Cap, the “Balter Funds” and each a “Balter Fund”), each a series of the Trust, and Balter Liquid Alternatives, LLC (“Balter”) (the “Balter Advisory Agreement”). The Board also considered the approval of the renewal of the sub-advisory agreement between Balter and S.W. Mitchell Capital LLP (“S.W. Mitchell”) with respect to Balter European Small Cap (the “S.W. Mitchell Sub-Advisory Agreement”), the sub-advisory agreement between Balter and Millrace Asset Group, Inc. (“Millrace”) with respect to Balter L/S Small Cap (the “Millrace Sub-Advisory Agreement”) and the sub-advisory agreement between Balter and 12th Street Asset Management Company, LLC (“12th Street”) with respect to Balter L/S Small Cap (the “12th Street Sub-Advisory Agreement” and, collectively with the S. W. Mitchell Sub-Advisory Agreement and the Millrace Sub-Advisory Agreement, the “Sub-Advisory Agreements” and each a “Sub-Advisory Agreement” and together with the Balter Advisory Agreement, the “Advisory Agreements”). Each of S.W. Mitchell, Millrace and 12th Street being hereinafter referred to herein as a “Sub-Adviser” and, collectively the “Sub-Advisers”).

Based on their evaluation of the information provided by Balter, S.W. Mitchell, Millrace, and 12th Street as well as information provided by other Fund service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Advisory Agreements with respect to each respective Balter Fund.

In advance of the meeting, the Board requested and received materials to assist them in considering the Balter Advisory Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement and the Sub-Advisory Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Balter Funds. The materials also included due diligence materials relating to Balter, S.W. Mitchell, Millrace and 12th Street (including due diligence questionnaires completed by Balter, S.W. Mitchell, Millrace and 12th Street, and each firm’s Form ADV, select financial information of Balter, S.W. Mitchell, Millrace, and 12th Street, bibliographic information regarding Balter’s, S.W. Mitchell’s, Millrace’s and 12th Street’s key management and investment advisory personnel, and comparative fee information relating to each of the Balter Funds) as well as other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Balter Advisory Agreement with respect to each of the Balter Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the approval of the Balter Advisory Agreement with respect to each of the Balter Funds, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

Nature, Extent and Quality of Services. The Board noted that Balter had previously provided the Board with materials related to the Balter Advisory Agreement, including information on Balter’s related investment performance with its existing clients. During the discussions with the representatives of Balter, the Board reviewed materials provided by Balter including a description of the manner in which investment decisions are made and executed and a review of the personnel performing services for Balter European Small Cap and Balter L/S Small Cap, including the team of individuals that primarily monitor and execute the investment process and provide oversight of each of the Balter Funds respective sub-adviser. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of Balter European Small Cap, including Balter’s continued oversight of each of the Balter Funds respective Sub-Adviser to ensure that the Sub-Adviser adheres to its particular investment strategy. Additionally, the Board received satisfactory responses from the representative of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with Balter’s management of each of the Balter Funds; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with each Balter Fund’s investment limitations, noting that Balter’s chief compliance officer will routinely review the portfolio managers’ performance of their duties with respect to each of the Balter Funds to ensure compliance under Balter’s compliance program. The Board discussed the steps Balter took to transition to a new chief compliance officer and compliance consulting firm and noted Balter’s robust compliance program and strong professional staff. The Board also discussed Balter’s processes and procedures with the Trust’s chief compliance officer. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed these with Balter and concluded that Balter was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to each of the Balter Funds. The Board noted that to the extent that a Sub-Adviser should commit a trading error, Balter maintained D&O/E&O insurance and would be responsible for the payment of any monies owed to a Balter Fund and would then seek reimbursement from the appropriate Sub-Adviser by reducing the sub-advisory fee to be paid to the respective Sub-Adviser. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Balter Advisory Agreement with respect to each of the Balter Funds and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory and reliable.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Balter European Small Cap as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year and since-inception periods ended March 31, 2018. The Board noted that Balter European Small Cap had outperformed its peer group and Morningstar category medians but underperformed its benchmark, the MSCI Europe Small Cap Index (the MSCI Europe Small Cap”), for the one-year and since inception periods. After further discussion, the Board concluded that overall, Balter European Small Cap’s past performance was satisfactory and inline with its investment objective.

The Board discussed the reports prepared by Broadridge and reviewed the performance of Balter L/S Small Cap as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year, three-year and since-inception periods ended March 31, 2018. The Board noted that Balter L/S Small Cap had outperformed its peer group and Morningstar category medians and benchmark, the Russell 2000 TR USD for the one-year period and outperformed its peer group and Morningstar category medians but underperformed the Russell 2000 for the three year and since inception periods. After further discussion, the Board concluded that overall, Balter L/S Small Cap’s past performance was satisfactory and in-line with its investment objective.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

Fees and Expenses. As to the costs of the services provided by Balter, the Board discussed the comparison of each Balter Fund’s advisory fee and total operating expense data and reviewed Balter European Small Cap’s and Balter L/S Small Cap’s advisory fee and overall expenses compared to its peer group and Morningstar category as presented in the Broadridge Reports. The Board noted the advisory fee of each respective Balter Fund was on the high side but not the highest in its peer group. The Board further noted that Balter was responsible for paying the Sub-Adviser out of the advisory fees it receives from Balter European Small Cap and Balter L/S Small Cap which contributed to the higher advisory fee being charged to Balter European Small Cap and Balter L/S Small Cap. The Board also reviewed the proposed contractual arrangements for Balter European Small Cap and Balter L/S/ Small Cap, which state that Balter had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2019 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.24% and 2.54% of Balter European Small Cap’s average annual net assets for Institutional and Investor Class Shares, respectively, and 2.19% and 2.54% of Balter L/S/ Small Cap’s average annual net assets for Institutional and Investor Class Shares, respectively, and the Board found such arrangements to be beneficial to each respective Balter Fund’s shareholders. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services provided by Balter to Balter European Small Cap and Balter L/S Small Cap, the advisory fee charged by Balter to each Balter Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to Balter European Small Cap and Balter L/S Small Cap based on its review of the breakeven and profitability reports and analyses and the selected financial information provided by Balter. The Board concluded that based on the services provided and the projected growth of Balter European Small Cap and Balter L/S Small Cap, the level of profit from Balter’s relationship with each of Balter European Small Cap and Balter L/S Small Cap was not excessive.

Economies of Scale. As to the extent to which Balter European Small Cap and Balter L/S Small Cap will realize economies of scale as each Balter Fund grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of Balter European Small Cap and Balter L/S Small Cap. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term but that the Board would continue to monitor the growth of Balter European Small Cap and Balter L/S Small Cap and that it would consider the addition of breakpoints at higher asset levels.

S.W. Mitchell Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided by S.W. Mitchell in advance of the Meeting and deliberated on the proposed renewal of the S.W. Mitchell Sub-Advisory Agreement with respect to Balter European Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the S.W. Mitchell Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the S.W. Mitchell Sub-Advisory Agreement. In considering the approval of the renewal of the S.W. Mitchell Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by S.W. Mitchell, the Board noted the experience of the portfolio management and research personnel of S.W. Mitchell, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of S.W. Mitchell and reviewed supporting materials. The Board reviewed the presentation

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

materials prepared by S.W. Mitchell describing its investment process. The Board received satisfactory responses from S.W. Mitchell with respect to a series of important questions, including: whether S.W. Mitchell was involved in any lawsuits or pending regulatory actions. The Board discussed S.W. Mitchell’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding S.W. Mitchell’s business practices. In consideration of the compliance policies and procedures for S.W. Mitchell included in the Board Materials, the Board concluded that S.W. Mitchell had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the S.W. Mitchell Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter European Small Cap were satisfactory.

Performance. As the sole sub-adviser to Balter European Small Cap, the Board considered Balter European Small Cap’s past performance as well as other factors relating to S.W. Mitchell’s track record. The Board discussed S.W. Mitchell’s performance with Balter and the process used by Balter to monitor S.W. Mitchell’s performance and concluded that the performance track record of S.W. Mitchell and Balter European Small Cap was satisfactory and in-line with Balter European Small Cap’s investment objective.

Fees and Expenses. As to the costs of the services to be provided by S.W. Mitchell, the Board discussed the sub-advisory fee paid to S.W. Mitchell. The Board considered that S.W. Mitchell was paid by Balter and not by Balter European Small Cap. Balter confirmed to the Board that Balter was of the opinion that the sub-advisory fee paid to S.W. Mitchell was reasonable in light of the quality of the services performed by it. The Board discussed the total fee expected to be paid to S.W. Mitchell, and noted that S.W. Mitchell would receive no other compensation from Balter European Small Cap or Balter except the sub-advisory fee earned pursuant to the S.W. Mitchell Sub-Advisory Agreement and payable by Balter. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee paid to S.W. Mitchell was not unreasonable.

Profitability. As to profits to be realized by S.W. Mitchell, the Board reviewed the profitability analysis provided by S.W. Mitchell. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter European Small Cap was not and will not be directly affected by the sub-advisory fee paid to S.W. Mitchell. Consequently, the Board did not consider the profitability of S.W. Mitchell to be a significant factor, although it concluded that the level of profit realized by S.W. Mitchell was not excessive. Economies of Scale. Since the sub-advisory fees are not paid by Balter European Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter European Small Cap increase. The Board did however recognize that any changes to the advisory fee received by Balter from the Balter European Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay S.W. Mitchell.

Millrace Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided by Millrace in advance of the Meeting and deliberated on the proposed renewal of the Millrace Sub-Advisory Agreement with respect to Balter L/S Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Millrace Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Millrace Sub-Advisory

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

Agreement. In considering the approval of the renewal of the Millrace Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Millrace, the Board noted the experience of the portfolio management and research personnel of Millrace, including its experience in the investment field, education and industry credentials. The Board discussed the financial condition of Millrace relying on statements provided by Millrace and noting that Millrace had not provided any written financial information but had offered to make such information available for review in Millrace’s offices. The Board concluded that the Trust’s chief compliance officer or his designee would review Millrace’s financial information during the next annual compliance site visit and report back to the Board on his findings no later than the Board’s next quarterly meeting in July 2018. The Board reviewed the presentation materials prepared by Millrace describing their investment process. The Board received satisfactory responses from Millrace with respect to a series of important questions, including: whether Millrace was involved in any lawsuits or pending regulatory actions. The Board discussed Millrace’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding Millrace’s business practices. In consideration of the compliance policies and procedures for Millrace included in the Board Materials, the Board concluded that Millrace had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Millrace Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to Balter L/S Small Cap were satisfactory.

Performance. The Board considered Millrace’s past performance as well as other factors relating to Millrace’s track record noting that Millrace was one of several sub-advisers allocated assets to manage within Balter L/S Small Cap. The Board discussed Millrace’s performance with Balter and the process used by Balter to monitor Millrace’s performance and concluded that the performance track record of Millrace was satisfactory.

Fees and Expenses. As to the costs of the services provided by Millrace, the Board discussed the sub-advisory fee paid to Millrace. The Board considered that Millrace was paid by Balter and not by Balter L/S Small Cap and noted Balter’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Millrace was reasonable in light of the quality of the services performed by them. The Board discussed the total fee paid to Millrace, and noted that Millrace would receive no compensation from Balter L/S Small Cap or Balter other than the sub-advisory fee earned pursuant to the Millrace Sub-Advisory Agreement and payable by Balter. The Board also noted that for the private fund that Millrace managed, it received an asset based management fee ranging from 1.00% to 1.50% plus a 0.20% incentive fee which is more than what it received for managing its allocated portion of Balter L/S Small Cap. Based on these factors, the Board concluded that the sub-advisory fee paid under the Millrace Sub-advisory Agreement was not unreasonable in light of the services provided thereunder.

Profitability. As to profits realized by Millrace, the Board reviewed a profitability analysis that was provided by Millrace. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter L/S Small Cap was not and would not be directly affected by the sub-advisory fee paid to Millrace. Consequently, the Board did not consider the profitability of Millrace to be a significant factor, although it concluded that the profits realized by Millrace were not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter L/S Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter L/S Small Cap increase. The Board did however recognize that any changes to the advisory fee received by Balter from the Balter L/S Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay Millrace .

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

12th Street Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed renewal of the 12th Street Sub-Advisory Agreement on behalf of Balter L/S Small Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the 12th Street Sub -Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the 12th Street Sub-Advisory Agreement. In considering the approval of the 12th Street Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided 12th Street, the Board noted the experience of the portfolio management and research personnel of 12th Street, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of 12th Street and reviewed supporting materials. The Board reviewed the presentation materials prepared by 12th Street describing its investment process. The Board received satisfactory responses from 12th Street with respect to a series of important questions, including: whether 12th Street was involved in any lawsuits or pending regulatory actions. The Board discussed 12th Street’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding 12th Street’s business practices. In consideration of the compliance policies and procedures for 12th Street included in the Board Materials, the Board concluded that 12th Street had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the 12th Street Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter L/S Small Cap by 12th Street were satisfactory.

Performance. The Board considered 12th Street’s past performance as well as other factors relating to 12th Street’s track record noting that 12th Street was one of several sub-advisers allocated assets to manage within Balter L/S Small Cap. The Board discussed 12th Street’s performance with Balter and the process used by Balter to monitor 12th Street’s performance and concluded that the performance track record of 12th Street was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by 12th Street, the Board discussed the sub-advisory fee paid to 12th Street. The Board considered that 12th Street was paid by Balter and not by Balter L/S Small Cap. Balter confirmed to the Board that, in its opinion, the sub-advisory fee paid to 12th Street was reasonable in light of the quality of the services performed by it. The Board discussed the total fees paid to 12th Street, and noted that 12th Street would receive no compensation from Balter L/S Small Cap or Balter other than the sub-advisory fee earned pursuant to the 12th Street Sub-Advisory Agreement and payable by Balter. Based on these factors, the Board concluded that the sub-advisory fee paid under the 12th Street Sub-Advisory Agreement was not unreasonable in light of the services to be provided thereunder.

Profitability. As to profits to be realized by 12th Street, the Board reviewed the profitability analysis that was provided by 12th Street. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter L/S Small Cap would not be directly affected by the sub-advisory fee paid to 12th Street. Consequently, the Board did not consider the profitability of 12th Street to be a significant factor, although it concluded that the level of profit realized by 12thStreet was not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter L/S Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

assets of Balter L/S Small Cap increase. The Board did however recognize that any changes to the advisory fee received by Balter from the Balter L/S Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay 12th Street.

Conclusion: Trust and Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter, S.W. Mitchell, Millrace and 12th Street as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Balter Funds and of the Advisory Agreements separately, (a) the terms of the respective Advisory Agreements were reasonable; (b) the advisory fee or sub-advisory fee, as appropriate, were reasonable; and (c) the respective Advisory Agreements were in the best interests of each of the Balter European Small Cap and Balter L/S Small Cap and its shareholders, as appropriate. In considering the approval of the renewal of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements were in the best interests of Balter European Small Cap and Balter L/S Small Cap and their respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 18-19, 2017, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the Balter Invenomic Fund (“Balter Invenomic”) and Balter Liquid Alternatives, LLC (“Balter”) (“Balter Advisory Agreement”). The Board further considered the approval of the Sub-Advisory Agreement between Balter and Invenomic Capital Management LP (“Invenomic”) with respect to Balter Invenomic (“Invenomic Sub-Advisory Agreement’ together with the Balter Advisory Agreement, the “Balter Advisory Agreements”).

Based on their evaluation of the information provided by Balter and Invenomic, in conjunction with Balter Invenomic’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Balter Advisory Agreements with respect to Balter Invenomic.

In advance of the meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement and the Invenomic Sub-Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Balter Advisory Agreements and comparative information relating to the advisory fees and other expenses of Balter Invenomic. The materials also included due diligence materials relating to Balter and Invenomic (including due diligence questionnaires completed by Balter and Invenomic and Balter’s and Invenomic’s Forms ADV, select financial information of Balter and Invenomic, bibliographic information regarding Balter’s and Invenomic’s key management and investment advisory personnel, and comparative fee information relating to Balter Invenomic) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Balter Advisory Agreement with respect to Balter Invenomic. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the approval of the Balter Advisory Agreement with respect to Balter Invenomic, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Balter had previously provided the Board with materials related to the New Balter Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Balter, the Board reviewed materials provided by Balter relating to the New Balter Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Balter Invenomic, including the individuals that primarily monitor and execute the investment process and provide oversight of Balter Invenomic’s sub-adviser. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of Balter Invenomic, including Balter’s oversight of Balter Invenomic’s sub-adviser. Additionally, the Board received satisfactory responses from the representatives of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Balter Invenomic; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with Balter Invenomic’s investment limitations, noting that Balter’s CCO will periodically review the portfolio managers’ performance of their duties with respect to Balter Invenomic to ensure compliance under Balter’s compliance program. With respect to Balter’s D&O/E&O insurance policy, the Board noted that to the extent that a sub-adviser should commit a trading error, Balter’s insurance policy would provide coverage in the event the sub-adviser couldn’t make the Fund whole and Balter could also take other actions like reducing the sub-advisory fee to be paid to the respective sub-adviser. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed with Balter and concluded that Balter was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

in order to meet its obligations to Balter Invenomic. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the New Balter Advisory Agreement with respect to Balter Invenomic and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory and reliable.

Performance. Because Balter Invenomic had not commenced operations and Balter did not manage any accounts with a similar strategy, the Trustees could not consider the Fund’s or the Balter’s past performance with respect to a similar strategy.

Fees and Expenses. As to the costs of the services to be provided by Balter, the Board discussed the comparison of advisory fees and total operating expense data and reviewed Balter Invenomic’s proposed advisory fees and overall expenses compared to its peer group and Morningstar category as presented in the Morningstar Reports. The Board noted that although the advisory fee was higher than the peer group and the Morningstar category median, it was not the highest in its peer group. The Board reviewed the proposed contractual arrangements for Balter Invenomic, which stated that Balter had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2019 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed (i) 2.24% and 2.49%1 of Balter Invenomic’s average net assets, for Institutional Class shares and Investor Class shares, respectively, and found such arrangements to be beneficial to shareholders although noting that the net total expense ratio was again higher than the peer group and the Morningstar category median, but not the highest in its peer group. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services to be provided by Balter to Balter Invenomic, the advisory fee to be charged by Balter to Balter Invenomic was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to Balter Invenomic based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Balter. With respect to Balter, the Board concluded that the anticipated profit from Balter’s relationship with Balter Invenomic was not excessive.

Economies of Scale. As to the extent to which Balter Invenomic will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of Balter Invenomic. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

The Board then reviewed and discussed the written materials that were provided by Invenomic in advance of the Meeting and deliberated on the approval of the Invenomic Sub-Advisory Agreement with respect to Balter Invenomic. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Invenomic, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Invenomic; (iii) the performance history of Invenomic; and (iv) Invenomic’s financial condition, history of operations and ownership structure. In considering the approval of the Invenomic Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by Invenomic, the Board noted the experience of the portfolio management and research personnel of Invenomic, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Invenomic and reviewed supporting materials. The Board reviewed the presentation materials prepared by Invenomic describing its investment process. The Board noted that it had received satisfactory responses from Invenomic with respect to a series of important questions, including: whether Invenomic is involved in any lawsuits or pending regulatory actions. The Board discussed Invenomic’s compliance structure and broker selection process. The Board noted that the CCO of BCM and Balter would serve as the CCO of Invenomic. The Board noted that Balter was recommending the engagement of Invenomic as Balter Invenomic’s proposed sub-adviser. In consideration of the compliance policies and procedures for Invenomic included in the Meeting Materials, the Board concluded that Invenomic had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Invenomic Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter Invenomic were satisfactory.

[1]	On March 13, 2018 a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) approved raising the expense cap for the Fund’s Investor Class shares from 2.49% to 2.54% to take into consideration the newly revised shareholder servicing fee of 0.05%.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

Performance. Because Balter Invenomic had not commenced operations, the Trustees could not consider the Fund’s past performance. Additionally, the Board noted that Invenomic was newly formed and did not have a performance track record of similarly managed accounts to consider. The Board did take into account the qualifications and experience of the portfolio manager for Balter Invenomic, including his positive long-term performance returns with respect to registered investment companies that he had previously managed.

Fees and Expenses. As to the costs of the services to be provided by Invenomic, the Board discussed the sub-advisory fees payable to Invenomic. The Board considered that Invenomic is to be paid by Balter and not by Balter Invenomic and Balter’s confirmation to the Board that, in its opinion, the sub-advisory fees to be paid to Invenomic were reasonable in light of the anticipated quality of the services to be performed by Invenomic. The Trustees discussed the total fees expected to be paid to Invenomic, and noted that Invenomic would receive no other compensation from Balter Invenomic or Balter except the sub-advisory fee earned pursuant to the Invenomic Sub-Advisory Agreement and payable by Balter. As to the costs of the services to be provided, the Trustees noted that because all sub-advisory fees will be paid by Balter, the overall advisory fee paid by Balter Invenomic was not directly affected by the sub-advisory fees. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee to be paid to Invenomic under the Invenomic Sub-Advisory Agreement was reasonable in light of the services to be provided thereunder.

Profitability. As to profits to be realized by Invenomic, the Trustees reviewed a profitability analysis that was provided by Invenomic. The Board noted that because all sub-advisory fees would be paid by Balter, and not by Balter Invenomic, the overall advisory fee paid by the Fund would not be directly affected by the sub-advisory fee paid to Invenomic. Consequently, the Board did not consider the profitability of Invenomic to be a significant factor although it concluded that the anticipated profits expected to be realized by Invenomic were not excessive.

Economies of Scale. Since the sub-advisory fees are not paid by Balter Invenomic, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Invenomic increase.

Conclusion: Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the Invenomic Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter and Invenomic as the Board believed to be reasonably necessary to evaluate the terms of the Balter Advisory Agreements as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Balter Advisory Agreements separately, (a) the terms of the Balter Advisory Agreements are reasonable; (b) the advisory fee is reasonable; and (c) the Balter Advisory Agreements are in the best interests of Balter Invenomic and its shareholders, as appropriate. In considering the approval of the Balter Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Balter Advisory Agreements was in the best interests of Balter Invenomic and its respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreements.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-322-8112 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-322-8112.

INVESTMENT ADVISOR
Balter Liquid Alternatives, LLC
125 High Street, Oliver Street Tower, Suite 802
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/5/18

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/5/18